        [GRAPHIC]               . Allmerica Select Resource

                                . Allmerica Select Resource II

                                . Allmerica Select Charter

                                . Allmerica Select Reward

                                . Allmerica Select Acclaim





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                                     [LOGO]
                                   AllmericA
                                  FINANCIAL(R)

                               Semi-Annual Report

                                 JUNE 30, 2003

                              GENERAL INFORMATION


OFFICERS OF ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY (AFLIAC) AND FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY (FAFLIC)

Mark A. Hug, President and CEO
Edward J. Parry III, Senior Vice President and CFO
J. Kendall Huber, Senior Vice President and General Counsel
Robert P. Restrepo, Jr., Senior Vice President
John P. Kavanaugh, Vice President and Chief Investment Officer
Mark C. McGivney, Vice President and Treasurer
Charles F. Cronin, Vice President and Secretary

INVESTMENT ADVISERS
A I M Advisors, Inc.
11 Greenway Plaza, Houston, TX 77046
  AIM V.I. Aggressive Growth Fund
  AIM V.I. Basic Value Fund
  AIM V.I. Blue Chip Fund
  AIM V.I. Capital Development Fund
  AIM V.I. Premier Equity Fund

Alliance Capital Management, L.P.
1345 Avenue of the Americas, New York, NY 10105
  AllianceBernstein Growth and Income Portfolio
  AllianceBernstein Premier Growth Portfolio
  AllianceBernstein Small Cap Value Portfolio
  AllianceBernstein Technology Portfolio
  AllianceBernstein Value Portfolio

Allmerica Financial Investment Management Services, Inc.
440 Lincoln Street, Worcester, MA 01653

   INVESTMENT SUB-ADVISERS
   Opus Investment Management, Inc.
   440 Lincoln Street, Worcester, MA 01653
     Equity Index Fund
     Government Bond Fund
     Money Market Fund
     Select Investment Grade Income Fund

   Bank of Ireland Asset Management (U.S.) Ltd.
   26 Fitzwilliam Place, Dublin 2, Ireland
   75 Holly Hill Lane, Greenwich, CT 06830
     Select International Equity Fund

   Cramer Rosenthal McGlynn, LLC
   520 Madison Avenue, New York, NY 10022
     Select Value Opportunity Fund

   Goldman Sachs Asset Management, L.P.
   32 Old Slip, New York, NY 10005
     Core Equity Fund (Co-Sub-Adviser)

   Jennison Associates LLC
   466 Lexington Avenue, New York, NY 10017
     Select Growth Fund (Co-Sub-Adviser)

   Putnam Investment Management, LLC
   One Post Office Square, Boston, MA 02109
     Select Growth Fund (Co-Sub-Adviser)

   T. Rowe Price Associates, Inc.
   100 East Pratt Street, Baltimore, MD 21202
     Select Capital Appreciation Fund

   UBS Global Asset Management (Americas) Inc.
   One North Wacker Drive, Chicago, IL 60606
     Core Equity Fund (Co-Sub-Adviser)

INVESTMENT ADVISERS (CONTINUED)
Deutsche Asset Management Inc.
280 Park Avenue, New York, NY 10017
  Scudder VIT EAFE Equity Index Fund
  Scudder VIT Small Cap Index Fund

Deutsche Investment Management Americas Inc.
345 Park Avenue, New York, NY 10154
  Scudder Technology Growth Portfolio
  SVS Dreman Financial Services Portfolio

Eaton Vance Management
255 State Street, Boston, MA 02109
  Eaton Vance VT Floating-Rate Income Fund
  Eaton Vance VT Worldwide Health Sciences Fund

Fidelity Management & Research Company
82 Devonshire Street, Boston, MA 02108
  Fidelity VIP Contrafund Portfolio
  Fidelity VIP Equity-Income Portfolio
  Fidelity VIP Growth Portfolio
  Fidelity VIP Growth & Income Portfolio
  Fidelity VIP High Income Portfolio
  Fidelity VIP Mid Cap Portfolio
  Fidelity VIP Value Strategies Portfolio

Franklin Advisers, Inc.
One Franklin Parkway, San Mateo, CA 94403
  FT VIP Franklin Large Cap Growth Securities Fund
  FT VIP Franklin Small Cap Fund

Franklin Advisory Services, LLC
One Parker Plaza, Fort Lee, NJ 07024
  FT VIP Franklin Small Cap Value Securities Fund

Franklin Mutual Advisers, LLC
51 John F. Kennedy Parkway, Short Hills, NJ 07078
  FT VIP Mutual Shares Securities Fund

INVESCO Funds Group, Inc.
4350 South Monaco Street, Denver, CO 80217
  INVESCO VIF-Dynamics Fund
  INVESCO VIF-Health Sciences Fund

                              GENERAL INFORMATION



Janus Capital Management LLC
100 Fillmore Street, Denver, CO 80206
  Janus Aspen Growth Portfolio
  Janus Aspen Growth and Income Portfolio
  Janus Aspen International Growth Portfolio
  Janus Aspen Mid Cap Growth Portfolio

Massachusetts Financial Services Company
500 Boylston Street, Boston, MA 02116
  MFS Mid Cap Growth Series
  MFS New Discovery Series
  MFS Total Return Series
  MFS Utilities Series

Oppenheimer Funds, Inc.
498 Seventh Avenue, New York, NY 10018
  Oppenheimer Capital Appreciation Fund/VA
  Oppenheimer Global Securities Fund/VA
  Oppenheimer High Income Fund/VA
  Oppenheimer Main Street Fund/VA
  Oppenheimer Multiple Strategies Fund/VA

Pioneer Investment Management, Inc.
60 State Street, Boston, MA 02109
  Pioneer Fund VCT Portfolio
  Pioneer Real Estate Shares VCT Portfolio

T. Rowe Price International, Inc.
100 East Pratt Street, Baltimore, MD 21202
  T. Rowe Price International Stock Portfolio

Templeton Investment Counsel, LLC
500 East Broward Blvd., Fort Lauderdale, FL 33394
  FT VIP Templeton Foreign Securities Fund

One or more funds may not be available under the variable product which you have chosen. Inclusion in this report of a fund which is not available under your contract/policy is not to be considered a solicitation. To identify the funds available through your variable product, please refer to the Product Performance Summary herein.

                          PRODUCT PERFORMANCE SUMMARY

ALLMERICA SELECT RESOURCE/RESOURCE II (AFLIAC)

Average Annual Total Returns as of 6/30/03

The average annual total returns for the Allmerica Select Resource/Resource II sub-accounts of AFLIAC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual portfolio reviews.

                                                                   Without Surrender Charge              With Surrender Charge
                                                                           and Contract Fee                  and Contract Fee*
                                                                                   10 Years                           10 Years
                                                    Sub-                 10 Years   or Life                 10 Years   or Life
                                          Fund   Account                  or Life   of Sub-                  or Life   of Sub-
                                     Inception Inception       1      5   of Fund   Account       1      5   of Fund   Account
Sub-Accounts                              Date      Date    Year  Years (if less) (if less)    Year  Years (if less) (if less)
------------------------------------------------------------------------------------------------------------------------------

Allmerica Investment Trust
AIT Core Equity Fund                   4/29/85    5/1/02  -0.49% -4.22%     6.18%    -8.36%  -6.31% -4.75%     6.18%   -12.63%
AIT Equity Index Fund                  9/28/90   10/6/00  -1.46% -3.19%     8.03%   -12.74%  -7.23% -3.72%     8.03%   -14.21%
AIT Government Bond Fund               8/26/91    5/1/02   6.96%  5.34%     4.66%     7.74%   0.70%  4.85%     4.66%     2.71%
AIT Money Market Fund                  4/29/85   10/8/92  -0.22%  2.67%     3.09%     3.09%  -6.15%  2.03%     2.98%     2.98%
AIT Select Capital Appreciation Fund   4/28/95   4/28/95   3.16%  3.68%     9.97%     9.98%  -3.06%  2.97%     9.84%     9.84%
AIT Select Growth Fund                 8/21/92    9/8/92  -3.98% -7.95%     4.76%     4.76%  -9.91% -8.82%     4.52%     4.52%
AIT Select International
  Equity Fund                           5/2/94    5/3/94 -12.51% -5.87%     2.17%     2.17% -17.87% -6.66%     1.91%     1.91%
AIT Select Investment Grade
  Income Fund                          4/29/85    9/8/92   7.48%  4.91%     4.70%     4.70%   1.01%  4.22%     4.50%     4.50%
AIT Select Value Opportunity
  Fund                                 4/30/93   2/20/98  -1.09%  4.16%     9.27%     3.88%  -6.99%  3.56%     9.25%     3.46%

AIM Variable Insurance Funds
AIM V.I. Aggressive Growth
  Fund                                  5/1/98   10/6/00  -7.41% -2.56%    -3.09%   -20.33% -12.83% -3.09%    -3.44%   -21.67%
AIM V.I. Blue Chip Fund               12/29/99   10/6/00  -2.57%    N/A   -15.50%   -19.12%  -8.28%    N/A   -16.39%   -20.48%
AIM V.I. Premier Equity Fund            5/5/93   10/6/00  -3.64% -4.89%     6.42%   -16.60%  -9.29% -5.42%     6.41%   -18.01%
AIM V.I. Basic Value Fund
  (Series II Shares)                   9/10/01    5/1/02  -4.17%    N/A    -7.02%   -12.91%  -9.77%    N/A    -9.84%   -16.97%
AIM V.I. Capital Development
  Fund (Series II Shares)               5/1/98    5/1/02  -6.79%  0.87%    -0.15%   -13.65% -12.24%  0.32%    -0.50%   -17.67%

Alliance Variable Products Series Fund, Inc. (Class B)
AllianceBernstein Growth and
  Income Portfolio                     1/14/91   10/6/00   2.00%  2.32%    10.51%    -3.94%  -3.99%  1.76%    10.50%    -5.57%
AllianceBernstein Premier
  Growth Portfolio                     6/26/92   2/23/01  -4.91% -5.87%     8.12%   -16.26% -10.49% -6.39%     8.12%   -17.91%
AllianceBernstein Small Cap
  Value Portfolio                       5/1/01    5/1/02  -1.63%    N/A     6.37%    -6.40%  -7.39%    N/A     4.19%   -10.76%
AllianceBernstein Technology
  Portfolio                            1/11/96    5/1/02  -4.25% -3.60%     2.55%   -18.13%  -9.85% -4.13%     2.55%   -21.94%
AllianceBernstein Value
  Portfolio                             5/1/01    5/1/02  -1.62%    N/A    -3.04%    -6.79%  -7.37%    N/A    -5.08%   -11.13%

Deutsche Asset Management VIT Funds
Scudder VIT EAFE Equity Index
  Fund                                 8/22/97   10/6/00 -12.93% -8.12%    -5.76%   -17.47% -18.03% -8.63%    -6.06%   -18.86%
Scudder VIT Small Cap Index
  Fund                                 8/22/97   10/6/00  -3.23% -0.77%     0.70%    -3.62%  -8.90% -1.32%     0.39%    -5.24%

* These returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, returns would be lower.

Returns in the columns designated as "Life of Fund", assume an investment in the underlying portfolios listed above on the date of inception of each fund. Returns in the columns designated as "Life of Sub-Account" assume an investment in the underlying portfolios listed above on the date of inception of each sub-account. All full surrenders or withdrawals in excess of the free amount may be subject to a surrender charge. The maximum contingent deferred sales charge is 6.5%.

Returns in this report are historical and are not indicative of future results. The return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                          PRODUCT PERFORMANCE SUMMARY

ALLMERICA SELECT RESOURCE/RESOURCE II (AFLIAC) CONTINUED

Average Annual Total Returns as of 6/30/03

The average annual total returns for the Allmerica Select Resource/Resource II sub-accounts of AFLIAC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual portfolio reviews.

                                                                               Without Surrender Charge
                                                                                       and Contract Fee
                                                                                               10 Years
                                                                Sub-                 10 Years   or Life
                                                      Fund   Account                  or Life   of Sub-
                                                 Inception Inception       1      5   of Fund   Account       1
Sub-Accounts                                          Date      Date    Year  Years (if less) (if less)    Year
----------------------------------------------------------------------------------------------------------------

Eaton Vance Variable Trust
Eaton Vance VT Floating-Rate Income Fund            5/1/01    5/1/01   0.13%    N/A    -0.06%    -0.06%  -5.73%
Eaton Vance VT Worldwide Health Sciences Fund       5/1/01    5/1/01  12.46%    N/A    -2.23%    -2.23%   5.95%

Fidelity Variable Insurance Products Fund
Fidelity VIP Contrafund Portfolio                   1/3/95   10/6/00  -1.28%  0.98%    11.16%    -7.31%  -7.06%
Fidelity VIP Equity-Income Portfolio               10/9/86    5/1/95  -3.40% -1.06%     8.21%     7.21%  -9.28%
Fidelity VIP Growth & Income Portfolio            12/31/96   10/6/00   7.35% -1.43%     4.99%    -7.59%   1.06%
Fidelity VIP Growth Portfolio                      10/9/86    5/1/95  -3.17% -2.70%     7.11%     7.13%  -9.07%
Fidelity VIP High Income Portfolio                 9/19/85    5/1/95  25.04% -5.26%     2.49%     1.58%  18.37%
Fidelity VIP Mid Cap Portfolio                    12/28/98   10/6/00  -1.91%    N/A    14.41%    -1.50%  -7.66%
Fidelity VIP Value Strategies Portfolio            2/20/02    5/1/02   2.20%    N/A    -4.03%    -8.53%  -3.77%

Franklin Templeton Variable Insurance Products Trust (Class 2)
FT VIP Franklin Large Cap Growth Securities Fund    5/1/96    5/1/02   0.74%  0.53%     5.77%    -7.39%  -5.15%
FT VIP Franklin Small Cap Fund                     11/1/95   10/6/00  -3.69%  0.02%     6.10%   -18.73%  -9.33%
FT VIP Franklin Small Cap Value Securities Fund     5/1/98    5/1/02  -7.94%  2.64%     0.74%   -11.87% -13.33%
FT VIP Mutual Shares Securities Fund               11/8/96   10/6/00  -0.39%  3.00%     6.15%     2.34%  -6.23%
FT VIP Templeton Foreign Securities Fund            5/1/92    5/1/02 -13.03% -4.65%     5.78%   -14.06% -18.12%

INVESCO Variable Investment Funds, Inc.
INVESCO VIF Dynamics Fund                          8/25/97   10/6/00   1.58% -5.07%    -1.28%   -25.96%  -4.37%
INVESCO VIF Health Sciences Fund                   5/22/97   10/6/00   1.53%  2.50%     7.08%    -9.44%  -4.42%

Janus Aspen Series (Service Shares)
Janus Aspen Growth Portfolio                       9/13/93   10/6/00  -4.36% -3.78%     5.93%   -22.23%  -9.96%
Janus Aspen Growth and Income Portfolio             5/1/98   10/6/00  -6.54%  2.83%     3.78%   -14.79% -12.01%
Janus Aspen International Growth Portfolio          5/2/94   10/6/00 -11.39% -4.34%     6.79%   -21.81% -16.58%
Janus Aspen Mid Cap Growth Portfolio               9/13/93   10/6/00   1.98% -3.92%     6.74%   -31.06%  -3.99%

                                                       With Surrender Charge
                                                           and Contract Fee*
                                                                   10 Years
                                                         10 Years   or Life
                                                          or Life   of Sub-
                                                      5   of Fund   Account
Sub-Accounts                                      Years (if less) (if less)
---------------------------------------------------------------------------

Eaton Vance Variable Trust
Eaton Vance VT Floating-Rate Income Fund            N/A    -2.17%    -2.17%
Eaton Vance VT Worldwide Health Sciences Fund       N/A    -4.29%    -4.29%

Fidelity Variable Insurance Products Fund
Fidelity VIP Contrafund Portfolio                 0.42%    11.16%    -8.87%
Fidelity VIP Equity-Income Portfolio             -1.84%     8.08%     7.05%
Fidelity VIP Growth & Income Portfolio           -1.97%     4.87%    -9.14%
Fidelity VIP Growth Portfolio                    -3.46%     6.98%     6.98%
Fidelity VIP High Income Portfolio               -6.00%     2.34%     1.41%
Fidelity VIP Mid Cap Portfolio                      N/A    13.98%    -3.16%
Fidelity VIP Value Strategies Portfolio             N/A    -7.88%   -12.79%

Franklin Templeton Variable Insurance Products Trust (Class 2)
FT VIP Franklin Large Cap Growth Securities Fund -0.02%     5.77%   -11.70%
FT VIP Franklin Small Cap Fund                   -0.53%     6.10%   -20.10%
FT VIP Franklin Small Cap Value Securities Fund   2.09%     0.38%   -15.97%
FT VIP Mutual Shares Securities Fund              2.45%     6.03%     0.62%
FT VIP Templeton Foreign Securities Fund         -5.17%     5.78%   -18.06%

INVESCO Variable Investment Funds, Inc.
INVESCO VIF Dynamics Fund                        -5.60%    -1.58%   -27.21%
INVESCO VIF Health Sciences Fund                  1.94%     6.96%   -10.96%

Janus Aspen Series (Service Shares)
Janus Aspen Growth Portfolio                     -4.31%     5.93%   -23.53%
Janus Aspen Growth and Income Portfolio           2.28%     3.45%   -16.23%
Janus Aspen International Growth Portfolio       -4.86%     6.78%   -23.13%
Janus Aspen Mid Cap Growth Portfolio             -4.44%     6.74%   -32.21%

* These returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, returns would be lower.

Returns in the columns designated as "Life of Fund", assume an investment in the underlying portfolios listed above on the date of inception of each fund. Returns in the columns designated as "Life of Sub-Account" assume an investment in the underlying portfolios listed above on the date of inception of each sub-account. All full surrenders or withdrawals in excess of the free amount may be subject to a surrender charge. The maximum contingent deferred sales charge is 6.5%.

Returns in this report are historical and are not indicative of future results. The return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                          PRODUCT PERFORMANCE SUMMARY

ALLMERICA SELECT RESOURCE/RESOURCE II (AFLIAC) CONTINUED

Average Annual Total Returns as of 6/30/03

The average annual total returns for the Allmerica Select Resource/Resource II sub-accounts of AFLIAC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual portfolio reviews.

                                                                          Without Surrender Charge
                                                                                  and Contract Fee
                                                                                          10 Years
                                                           Sub-                 10 Years   or Life
                                                 Fund   Account                  or Life   of Sub-
                                            Inception Inception       1      5   of Fund   Account       1
Sub-Accounts                                     Date      Date    Year  Years (if less) (if less)    Year
-----------------------------------------------------------------------------------------------------------

MFS Variable Insurance Trust (Service Class)
MFS Mid Cap Growth Series                      5/1/00    5/1/02   2.48%    N/A   -19.12%   -14.70%  -3.52%
MFS New Discovery Series                       5/1/98    5/1/02  -6.37%  3.45%     3.04%   -14.29% -11.85%
MFS Total Return Series                        1/3/95    5/1/02   1.90%  3.05%     9.18%    -1.94%  -4.06%
MFS Utilities Series                           1/3/95    5/1/02  15.04% -0.64%     9.34%     0.45%   8.54%

Oppenheimer Variable Account Funds (Service Shares)
Oppenheimer Capital Appreciation Fund/VA       4/3/85    5/1/02   0.05% -0.18%     9.34%   -10.86%  -5.81%
Oppenheimer Global Securities Fund/VA        11/12/90    5/1/02  -7.89%  3.59%     9.24%   -12.74% -13.28%
Oppenheimer High Income Fund/VA               4/30/86    5/1/02  14.32%  0.24%     4.83%     6.66%   7.82%
Oppenheimer Main Street Fund/VA                7/5/95    5/1/02  -5.24% -5.30%     7.20%   -10.36% -10.78%
Oppenheimer Multiple Strategies Fund/VA        2/9/87    5/1/02   5.60%  2.18%     6.69%    -0.77%  -0.58%

Pioneer Variable Contracts Trust (Class II)
Pioneer Fund VCT Portfolio                   10/31/97    5/1/01  -6.47% -1.47%     1.68%   -11.87% -11.94%
Pioneer Real Estate Shares VCT Portfolio       3/1/95    5/1/01   0.66%  4.13%     9.31%     9.10%  -5.24%

Scudder Variable Series II
Scudder Technology Growth Portfolio            5/3/99   10/6/00   6.52%    N/A    -8.93%   -31.09%   0.28%
SVS Dreman Financial Services Portfolio        5/4/98   10/6/00   0.22%  1.40%     1.19%     1.29%  -5.65%

T. Rowe Price International Series, Inc.
T. Rowe Price International Stock Portfolio   3/31/94    5/1/95 -10.09% -6.67%     0.16%    -0.27% -15.49%

                                                  With Surrender Charge
                                                      and Contract Fee*
                                                              10 Years
                                                    10 Years   or Life
                                                     or Life   of Sub-
                                                 5   of Fund   Account
Sub-Accounts                                 Years (if less) (if less)
----------------------------------------------------------------------

MFS Variable Insurance Trust (Service Class)
MFS Mid Cap Growth Series                      N/A   -20.05%   -18.67%
MFS New Discovery Series                     2.92%     2.70%   -18.28%
MFS Total Return Series                      2.51%     9.18%    -6.51%
MFS Utilities Series                        -1.18%     9.34%    -4.23%

Oppenheimer Variable Account Funds (Service Shares)
Oppenheimer Capital Appreciation Fund/VA    -0.72%     9.34%   -15.01%
Oppenheimer Global Securities Fund/VA        3.07%     9.24%   -16.81%
Oppenheimer High Income Fund/VA             -0.30%     4.83%     1.69%
Oppenheimer Main Street Fund/VA             -5.81%     7.20%   -14.53%
Oppenheimer Multiple Strategies Fund/VA      1.62%     6.69%    -5.39%

Pioneer Variable Contracts Trust (Class II)
Pioneer Fund VCT Portfolio                  -2.97%     0.14%   -13.73%
Pioneer Real Estate Shares VCT Portfolio     3.61%     9.30%     6.98%

Scudder Variable Series II
Scudder Technology Growth Portfolio            N/A    -9.53%   -32.25%
SVS Dreman Financial Services Portfolio      0.84%     0.83%    -0.41%

T. Rowe Price International Series, Inc.
T. Rowe Price International Stock Portfolio -7.35%     0.02%    -0.41%

* These returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, returns would be lower.

Returns in the columns designated as "Life of Fund", assume an investment in the underlying portfolios listed above on the date of inception of each fund. Returns in the columns designated as "Life of Sub-Account" assume an investment in the underlying portfolios listed above on the date of inception of each sub-account. All full surrenders or withdrawals in excess of the free amount may be subject to a surrender charge. The maximum contingent deferred sales charge is 6.5%.

Returns in this report are historical and are not indicative of future results. The return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                          PRODUCT PERFORMANCE SUMMARY


ALLMERICA SELECT RESOURCE/RESOURCE II (FAFLIC)

Average Annual Total Returns as of 6/30/03

The average annual total returns for the Allmerica Select Resource/Resource II sub-accounts of FAFLIC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual portfolio reviews.

                                                             Without Surrender Charge              With Surrender Charge
                                                                     and Contract Fee                  and Contract Fee*
                                                                             10 Years                           10 Years
                                              Sub-                 10 Years   or Life                 10 Years   or Life
                                    Fund   Account                  or Life   of Sub-                  or Life   of Sub-
                               Inception Inception       1      5   of Fund   Account       1      5   of Fund   Account
Sub-Accounts                        Date      Date    Year  Years (if less) (if less)    Year  Years (if less) (if less)
------------------------------------------------------------------------------------------------------------------------

Allmerica Investment Trust
AIT Core Equity Fund             4/29/85    5/1/02  -0.49% -4.22%     6.18%    -8.36%  -6.31% -4.75%     6.18%   -12.63%
AIT Equity Index Fund            9/28/90   2/23/01  -1.46% -3.19%     8.03%   -10.10%  -7.23% -3.72%     8.03%   -11.85%
AIT Government Bond Fund         8/26/91    5/1/02   6.96%  5.34%     4.66%     7.74%   0.70%  4.85%     4.66%     2.71%
AIT Money Market Fund            4/29/85   10/8/92  -0.22%  2.67%     3.09%     3.22%  -6.17%  2.02%     2.96%     3.08%
AIT Select Capital
  Appreciation Fund              4/28/95   4/28/95   3.16%  3.68%     9.97%     9.97%  -3.07%  2.98%     9.84%     9.84%
AIT Select Growth Fund           8/21/92   4/21/94  -3.98% -7.95%     4.76%     5.45%  -9.93% -8.82%     4.53%     5.21%
AIT Select International
  Equity Fund                     5/2/94    5/3/94 -12.51% -5.87%     2.17%     2.17% -17.89% -6.67%     1.90%     1.90%
AIT Select Investment Grade
  Income Fund                    4/29/85   4/20/94   7.48%  4.91%     4.71%     5.56%   0.97%  4.18%     4.47%     5.33%
AIT Select Value Opportunity
  Fund                           4/30/93   2/20/98  -1.09%  4.16%     9.27%     3.89%  -7.00%  3.54%     9.24%     3.44%

AIM Variable Insurance Funds
AIM V.I. Aggressive Growth
  Fund                            5/1/98   2/23/01  -7.41% -2.56%    -3.09%   -14.66% -12.83% -3.09%    -3.43%   -16.33%
AIM V.I. Blue Chip Fund         12/29/99   2/23/01  -2.57%    N/A   -15.50%   -14.93%  -8.28%    N/A   -16.39%   -16.59%
AIM V.I. Premier Equity Fund      5/5/93   2/23/01  -3.64% -4.89%     6.42%   -15.19%  -9.29% -5.41%     6.42%   -16.84%
AIM V.I. Basic Value Fund
  (Series II Shares)             9/10/01    5/1/02  -4.17%    N/A    -7.02%   -12.92%  -9.77%    N/A    -9.84%   -16.97%
AIM V.I. Capital Development
  Fund (Series II Shares)         5/1/98    5/1/02  -6.79%  0.87%    -0.15%   -13.65% -12.24%  0.32%    -0.50%   -17.67%

Alliance Variable Products Series Fund, Inc. (Class B)
AllianceBernstein Growth and
  Income Portfolio               1/14/91   2/23/01   2.00%  2.33%    10.51%    -6.16%  -3.98%  1.75%    10.50%    -8.00%
AllianceBernstein Premier
  Growth Portfolio               6/26/92   2/23/01  -4.92% -5.87%     8.12%   -16.27% -10.49% -6.39%     8.11%   -17.90%
AllianceBernstein Small Cap
  Value Portfolio                 5/1/01    5/1/02  -1.64%    N/A     6.37%    -6.40%  -7.39%    N/A     4.19%   -10.76%
AllianceBernstein Technology
  Portfolio                      1/11/96    5/1/02  -4.26% -3.60%     2.55%   -18.14%  -9.87% -4.13%     2.55%   -21.96%
AllianceBernstein Value
  Portfolio                       5/1/01    5/1/02  -1.61%    N/A    -3.04%    -6.79%  -7.37%    N/A    -5.08%   -11.13%

Deutsche Asset Management VIT Funds
Scudder VIT EAFE Equity Index
  Fund                           8/22/97   2/23/01 -12.93% -8.12%    -5.76%   -15.43% -18.03% -8.62%    -6.05%   -17.07%
Scudder VIT Small Cap Index
  Fund                           8/22/97   2/23/01  -3.23% -0.77%     0.70%    -2.91%  -8.90% -1.31%     0.39%    -4.80%

*These returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, returns would be lower.

Returns in the columns designated as "Life of Fund", assume an investment in the underlying portfolios listed above on the date of inception of each fund. Returns in the columns designated as "Life of Sub-Account" assume an investment in the underlying portfolios listed above on the date of inception of each sub-account. All full surrenders or withdrawals in excess of the free amount may be subject to a surrender charge. The maximum contingent deferred sales charge is 6.5%.

Returns in this report are historical and are not indicative of future results. The return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                          PRODUCT PERFORMANCE SUMMARY

ALLMERICA SELECT RESOURCE/RESOURCE II (FAFLIC) CONTINUED

Average Annual Total Returns as of 6/30/03

The average annual total returns for the Allmerica Select Resource/Resource II sub-accounts of FAFLIC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual portfolio reviews.

                                                             Without Surrender Charge              With Surrender Charge
                                                                     and Contract Fee                  and Contract Fee*
                                                                             10 Years                           10 Years
                                              Sub-                 10 Years   or Life                 10 Years   or Life
                                    Fund   Account                  or Life   of Sub-                  or Life   of Sub-
                               Inception Inception       1      5   of Fund   Account       1      5   of Fund   Account
Sub-Accounts                        Date      Date    Year  Years (if less) (if less)    Year  Years (if less) (if less)
------------------------------------------------------------------------------------------------------------------------

Eaton Vance Variable Trust
Eaton Vance VT Floating-Rate
  Income Fund                     5/1/01    5/1/01   0.13%    N/A    -0.06%    -0.06%  -5.73%    N/A    -2.17%    -2.17%
Eaton Vance VT Worldwide
  Health Sciences Fund            5/1/01    5/1/01  12.46%    N/A    -2.23%    -2.23%   5.95%    N/A    -4.29%    -4.29%

Fidelity Variable Insurance Products Fund
Fidelity VIP Contrafund
  Portfolio                       1/3/95   2/23/01  -1.28%  0.98%    11.16%    -3.36%  -7.06%  0.43%    11.16%    -5.24%
Fidelity VIP Equity-Income
  Portfolio                      10/9/86    5/1/95  -3.40% -1.06%     8.21%     7.21%  -9.31% -1.84%     8.08%     7.04%
Fidelity VIP Growth & Income
  Portfolio                     12/31/96   2/23/01   7.35% -1.43%     5.00%    -5.42%   1.06% -1.97%     4.88%    -7.26%
Fidelity VIP Growth Portfolio    10/9/86    5/1/95  -3.17% -2.70%     7.11%     7.13%  -9.10% -3.47%     6.99%     6.98%
Fidelity VIP High Income
  Portfolio                      9/19/85    5/1/95  25.04% -5.26%     2.49%     1.58%  18.33% -6.04%     2.31%     1.38%
Fidelity VIP Mid Cap Portfolio  12/28/98   2/23/01  -1.91%    N/A    14.41%    -0.17%  -7.66%    N/A    13.99%    -2.12%
Fidelity VIP Value Strategies
  Portfolio                      2/20/02    5/1/02   2.20%    N/A    -4.03%    -8.53%  -3.78%    N/A    -7.88%   -12.79%

Franklin Templeton Variable Insurance Products Trust (Class 2)
FT VIP Franklin Large Cap
  Growth Securities Fund          5/1/96    5/1/02   0.75%  0.53%     5.77%    -7.39%  -5.15% -0.02%     5.77%   -11.70%
FT VIP Franklin Small Cap Fund   11/1/95   2/23/01  -3.69%  0.02%     6.10%   -12.79%  -9.33% -0.53%     6.10%   -14.49%
FT VIP Franklin Small Cap
  Value Securities Fund           5/1/98    5/1/02  -7.95%  2.64%     0.74%   -11.87% -13.34%  2.09%     0.38%   -15.99%
FT VIP Mutual Shares
  Securities Fund                11/8/96   2/23/01  -0.39%  3.00%     6.15%    -1.43%  -6.22%  2.46%     6.04%    -3.35%
FT VIP Templeton Foreign
  Securities Fund                 5/1/92    5/1/02 -13.04% -4.65%     5.78%   -14.06% -18.13% -5.17%     5.78%   -18.06%

INVESCO Variable Investment Funds, Inc.
INVESCO VIF Dynamics Fund        8/25/97   2/23/01   1.58% -5.08%    -1.28%   -19.43%  -4.36% -5.60%    -1.59%   -20.99%
INVESCO VIF Health Sciences
  Fund                           5/22/97   2/23/01   1.53%  2.50%     7.08%    -6.68%  -4.42%  1.95%     6.96%    -8.50%

Janus Aspen Series (Service Shares)
Janus Aspen Growth Portfolio     9/13/93   2/23/01  -4.36% -3.78%     5.93%   -17.25%  -9.96% -4.31%     5.93%   -18.86%
Janus Aspen Growth and Income
  Portfolio                       5/1/98   2/23/01  -6.54%  2.83%     3.79%   -11.36% -12.01%  2.28%     3.44%   -13.08%
Janus Aspen International
  Growth Portfolio                5/2/94   2/23/01 -11.39% -4.32%     6.79%   -17.48% -16.57% -4.85%     6.79%   -19.09%
Janus Aspen Mid Cap Growth
  Portfolio                      9/13/93   2/23/01   1.98% -3.92%     6.74%   -21.05%  -3.99% -4.44%     6.74%   -22.59%

*These returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, returns would be lower.

Returns in the columns designated as "Life of Fund", assume an investment in the underlying portfolios listed above on the date of inception of each fund. Returns in the columns designated as "Life of Sub-Account" assume an investment in the underlying portfolios listed above on the date of inception of each sub-account. All full surrenders or withdrawals in excess of the free amount may be subject to a surrender charge. The maximum contingent deferred sales charge is 6.5%.

Returns in this report are historical and are not indicative of future results. The return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                          PRODUCT PERFORMANCE SUMMARY

ALLMERICA SELECT RESOURCE/RESOURCE II (FAFLIC) CONTINUED

Average Annual Total Returns as of 6/30/03

The average annual total returns for the Allmerica Select Resource/Resource II sub-accounts of FAFLIC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual portfolio reviews.

                                                             Without Surrender Charge              With Surrender Charge
                                                                     and Contract Fee                  and Contract Fee*
                                                                             10 Years                           10 Years
                                              Sub-                 10 Years   or Life                 10 Years   or Life
                                    Fund   Account                  or Life   of Sub-                  or Life   of Sub-
                               Inception Inception       1      5   of Fund   Account       1      5   of Fund   Account
Sub-Accounts                        Date      Date    Year  Years (if less) (if less)    Year  Years (if less) (if less)
------------------------------------------------------------------------------------------------------------------------

MFS Variable Insurance Trust (Service Class)
MFS Mid Cap Growth Series         5/1/00    5/1/02   2.49%    N/A   -19.12%   -14.70%  -3.51%    N/A   -20.05%   -18.67%
MFS New Discovery Series          5/1/98    5/1/02  -6.37%  3.45%     3.04%   -14.29% -11.84%  2.92%     2.70%   -18.28%
MFS Total Return Series           1/3/95    5/1/02   1.91%  3.05%     9.18%    -1.94%  -4.06%  2.51%     9.18%    -6.51%
MFS Utilities Series              1/3/95    5/1/02  15.06% -0.64%     9.34%     0.46%   8.56% -1.18%     9.34%    -4.22%

Oppenheimer Variable Account Funds (Service Shares)
Oppenheimer Capital
  Appreciation Fund/VA            4/3/85    5/1/02   0.04% -0.18%     9.34%   -10.87%  -5.81% -0.73%     9.34%   -15.02%
Oppenheimer Global Securities
  Fund/VA                       11/12/90    5/1/02  -7.90%  3.59%     9.24%   -12.75% -13.29%  3.07%     9.24%   -16.81%
Oppenheimer High Income
  Fund/VA                        4/30/86    5/1/02  14.32%  0.24%     4.83%     6.66%   7.82% -0.30%     4.83%     1.69%
Oppenheimer Main Street
  Fund/VA                         7/5/95    5/1/02  -5.24% -5.30%     7.20%   -10.36% -10.78% -5.81%     7.20%   -14.53%
Oppenheimer Multiple
  Strategies Fund/VA              2/9/87    5/1/02   5.60%  2.18%     6.69%    -0.77%  -0.58%  1.62%     6.69%    -5.39%

Pioneer Variable Contracts Trust (Class II)
Pioneer Fund VCT Portfolio      10/31/97    5/1/01  -6.47% -1.48%     1.68%   -11.88% -11.94% -2.97%     0.14%   -13.73%
Pioneer Real Estate Shares
  VCT Portfolio                   3/1/95    5/1/01   0.66%  4.13%     9.31%     9.10%  -5.24%  3.61%     9.30%     6.98%

Scudder Variable Series II
Scudder Technology Growth
  Portfolio                       5/3/99   2/23/01   6.52%    N/A    -8.93%   -20.95%   0.28%    N/A    -9.53%   -22.48%
SVS Dreman Financial Services
  Portfolio                       5/4/98   2/23/01   0.22%  1.40%     1.20%     0.19%  -5.65%  0.85%     0.84%    -1.76%

T. Rowe Price International Series, Inc.
T. Rowe Price International
  Stock Portfolio                3/31/94    5/1/95 -10.09% -6.67%     0.16%    -0.27% -15.52% -7.36%     0.02%    -0.42%

*These returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, returns would be lower.

Returns in the columns designated as "Life of Fund", assume an investment in the underlying portfolios listed above on the date of inception of each fund. Returns in the columns designated as "Life of Sub-Account" assume an investment in the underlying portfolios listed above on the date of inception of each sub-account. All full surrenders or withdrawals in excess of the free amount may be subject to a surrender charge. The maximum contingent deferred sales charge is 6.5%.

Returns in this report are historical and are not indicative of future results. The return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                          PRODUCT PERFORMANCE SUMMARY

ALLMERICA SELECT CHARTER (AFLIAC)

Average Annual Total Returns as of 6/30/03

The average annual total returns for the Allmerica Select Charter sub-accounts of AFLIAC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual portfolio reviews.

                                                                 Without Contract Fee                 With Contract Fee*
                                                                             10 Years                           10 Years
                                              Sub-                 10 Years   or Life                 10 Years   or Life
                                    Fund   Account                  or Life   of Sub-                  or Life   of Sub-
                               Inception Inception       1      5   of Fund   Account       1      5   of Fund   Account
Sub-Accounts                        Date      Date    Year  Years (if less) (if less)    Year  Years (if less) (if less)
------------------------------------------------------------------------------------------------------------------------

Allmerica Investment Trust
AIT Core Equity Fund             4/29/85    5/1/02  -0.49% -4.22%     6.18%    -8.36%  -0.49% -4.22%     6.18%    -8.36%
AIT Equity Index Fund            9/28/90   10/6/00  -1.46% -3.19%     8.03%   -12.74%  -1.49% -3.20%     8.03%   -12.77%
AIT Government Bond Fund         8/26/91    5/1/02   6.96%  5.34%     4.66%     7.74%   6.96%  5.34%     4.66%     7.72%
AIT Money Market Fund            4/29/85   10/8/92  -0.22%  2.67%     3.09%     3.09%  -0.34%  2.54%     2.92%     2.92%
AIT Select Capital
  Appreciation Fund              4/28/95   4/28/95   3.16%  3.68%     9.97%     9.98%   2.96%  3.48%     9.82%     9.82%
AIT Select Growth Fund           8/21/92    9/8/92  -3.98% -7.95%     4.76%     4.76%  -4.26% -8.25%     4.59%     4.59%
AIT Select International
  Equity Fund                     5/2/94    5/3/94 -12.51% -5.87%     2.17%     2.17% -12.72% -6.11%     1.97%     1.97%
AIT Select Investment Grade
  Income Fund                    4/29/85    9/8/92   7.48%  4.91%     4.70%     4.70%   7.27%  4.71%     4.50%     4.50%
AIT Select Value Opportunity
  Fund                           4/30/93   2/20/98  -1.09%  4.16%     9.27%     3.88%  -1.30%  3.95%     9.12%     3.64%

AIM Variable Insurance Funds
AIM V.I. Aggressive Growth
  Fund                            5/1/98   10/6/00  -7.41% -2.56%    -3.09%   -20.33%  -7.44% -2.57%    -3.12%   -20.37%
AIM V.I. Blue Chip Fund         12/29/99   10/6/00  -2.57%    N/A   -15.50%   -19.12%  -2.59%    N/A   -15.52%   -19.14%
AIM V.I. Premier Equity Fund      5/5/93   10/6/00  -3.64% -4.89%     6.42%   -16.60%  -3.68% -4.91%     6.41%   -16.66%
AIM V.I. Basic Value Fund
  (Series II Shares)             9/10/01    5/1/02  -4.17%    N/A    -7.02%   -12.91%  -4.17%    N/A    -7.02%   -12.91%
AIM V.I. Capital Development
  Fund (Series II Shares)         5/1/98    5/1/02  -6.79%  0.87%    -0.15%   -13.65%  -6.79%  0.87%    -0.15%   -13.65%

Alliance Variable Products Series Fund, Inc. (Class B)
AllianceBernstein Growth and
  Income Portfolio               1/14/91   10/6/00   2.00%  2.32%    10.51%    -3.94%   1.92%  2.29%    10.50%    -4.03%
AllianceBernstein Premier
  Growth Portfolio               6/26/92   2/23/01  -4.91% -5.87%     8.12%   -16.26%  -4.96% -5.90%     8.11%   -16.34%
AllianceBernstein Small Cap
  Value Portfolio                 5/1/01    5/1/02  -1.63%    N/A     6.37%    -6.40%  -1.64%    N/A     6.37%    -6.40%
AllianceBernstein Technology
  Portfolio                      1/11/96    5/1/02  -4.25% -3.60%     2.55%   -18.13%  -4.25% -3.60%     2.55%   -18.13%
AllianceBernstein Value
  Portfolio                       5/1/01    5/1/02  -1.62%    N/A    -3.04%    -6.79%  -1.62%    N/A    -3.04%    -6.79%

Deutsche Asset Management VIT
Funds
Scudder VIT EAFE Equity Index
  Fund                           8/22/97   10/6/00 -12.93% -8.12%    -5.76%   -17.47% -12.94% -8.13%    -5.76%   -17.48%
Scudder VIT Small Cap Index
  Fund                           8/22/97   10/6/00  -3.23% -0.77%     0.70%    -3.62%  -3.24% -0.78%     0.70%    -3.63%

*These returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, returns would be lower.

Returns in the columns designated as "Life of Fund", assume an investment in the underlying portfolios listed above on the date of inception of each fund. Returns in the columns designated as "Life of Sub-Account" assume an investment in the underlying portfolios listed above on the date of inception of each sub-account.

Returns in this report are historical and are not indicative of future results. The return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                          PRODUCT PERFORMANCE SUMMARY

ALLMERICA SELECT CHARTER (AFLIAC) CONTINUED

Average Annual Total Returns as of 6/30/03

The average annual total returns for the Allmerica Select Charter sub-accounts of AFLIAC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual portfolio reviews.

                                                                 Without Contract Fee                 With Contract Fee*
                                                                             10 Years                           10 Years
                                              Sub-                 10 Years   or Life                 10 Years   or Life
                                    Fund   Account                  or Life   of Sub-                  or Life   of Sub-
                               Inception Inception       1      5   of Fund   Account       1      5   of Fund   Account
Sub-Accounts                        Date      Date    Year  Years (if less) (if less)    Year  Years (if less) (if less)
------------------------------------------------------------------------------------------------------------------------

Eaton Vance Variable Trust
Eaton Vance VT Floating-Rate
  Income Fund                     5/1/01    5/1/01   0.13%    N/A    -0.06%    -0.06%   0.12%    N/A    -0.08%    -0.08%
Eaton Vance VT Worldwide
  Health Sciences Fund            5/1/01    5/1/01  12.46%    N/A    -2.23%    -2.23%  12.45%    N/A    -2.24%    -2.24%

Fidelity Variable Insurance Products Fund
Fidelity VIP Contrafund
  Portfolio                       1/3/95   10/6/00  -1.28%  0.98%    11.16%    -7.31%  -1.30%  0.97%    11.16%    -7.33%
Fidelity VIP Equity-Income
  Portfolio                      10/9/86    5/1/95  -3.40% -1.06%     8.21%     7.21%  -3.65% -1.31%     8.06%     7.03%
Fidelity VIP Growth & Income
  Portfolio                     12/31/96   10/6/00   7.35% -1.43%     4.99%    -7.59%   7.33% -1.43%     4.99%    -7.60%
Fidelity VIP Growth Portfolio    10/9/86    5/1/95  -3.17% -2.70%     7.11%     7.13%  -3.43% -2.95%     6.96%     6.96%
Fidelity VIP High Income
  Portfolio                      9/19/85    5/1/95  25.04% -5.26%     2.49%     1.58%  24.87% -5.49%     2.31%     1.39%
Fidelity VIP Mid Cap Portfolio  12/28/98   10/6/00  -1.91%    N/A    14.41%    -1.50%  -1.95%    N/A    14.40%    -1.54%
Fidelity VIP Value Strategies
  Portfolio                      2/20/02    5/1/02   2.20%    N/A    -4.03%    -8.53%   2.20%    N/A    -4.03%    -8.53%

Franklin Templeton Variable Insurance Products Trust (Class 2)
FT VIP Franklin Large Cap
  Growth Securities Fund          5/1/96    5/1/02   0.74%  0.53%     5.77%    -7.39%   0.74%  0.53%     5.77%    -7.39%
FT VIP Franklin Small Cap Fund   11/1/95   10/6/00  -3.69%  0.02%     6.10%   -18.73%  -3.70%  0.01%     6.10%   -18.75%
FT VIP Franklin Small Cap
  Value Securities Fund           5/1/98    5/1/02  -7.94%  2.64%     0.74%   -11.87%  -7.94%  2.64%     0.74%   -11.87%
FT VIP Mutual Shares
  Securities Fund                11/8/96   10/6/00  -0.39%  3.00%     6.15%     2.34%  -0.45%  2.97%     6.13%     2.29%
FT VIP Templeton Foreign
  Securities Fund                 5/1/92    5/1/02 -13.03% -4.65%     5.78%   -14.06% -13.04% -4.65%     5.78%   -14.06%

INVESCO Variable Investment Funds, Inc.
INVESCO VIF Dynamics Fund        8/25/97   10/6/00   1.58% -5.07%    -1.28%   -25.96%   1.56% -5.09%    -1.28%   -25.99%
INVESCO VIF Health Sciences
  Fund                           5/22/97   10/6/00   1.53%  2.50%     7.08%    -9.44%   1.51%  2.49%     7.07%    -9.45%

Janus Aspen Series (Service Shares)
Janus Aspen Growth Portfolio     9/13/93   10/6/00  -4.36% -3.78%     5.93%   -22.23%  -4.38% -3.79%     5.93%   -22.25%
Janus Aspen Growth and Income
  Portfolio                       5/1/98   10/6/00  -6.54%  2.83%     3.78%   -14.79%  -6.55%  2.82%     3.77%   -14.82%
Janus Aspen International
  Growth Portfolio                5/2/94   10/6/00 -11.39% -4.34%     6.79%   -21.81% -11.39% -4.34%     6.78%   -21.83%
Janus Aspen Mid Cap Growth
  Portfolio                      9/13/93   10/6/00   1.98% -3.92%     6.74%   -31.06%   1.97% -3.92%     6.74%   -31.07%

*These returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, returns would be lower.

Returns in the columns designated as "Life of Fund", assume an investment in the underlying portfolios listed above on the date of inception of each fund. Returns in the columns designated as "Life of Sub-Account" assume an investment in the underlying portfolios listed above on the date of inception of each sub-account.

Returns in this report are historical and are not indicative of future results. The return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                          PRODUCT PERFORMANCE SUMMARY

ALLMERICA SELECT CHARTER (AFLIAC) CONTINUED

Average Annual Total Returns as of 6/30/03

The average annual total returns for the Allmerica Select Charter sub-accounts of AFLIAC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual portfolio reviews.

                                                                 Without Contract Fee                 With Contract Fee*
                                                                             10 Years                           10 Years
                                              Sub-                 10 Years   or Life                 10 Years   or Life
                                    Fund   Account                  or Life   of Sub-                  or Life   of Sub-
                               Inception Inception       1      5   of Fund   Account       1      5   of Fund   Account
Sub-Accounts                        Date      Date    Year  Years (if less) (if less)    Year  Years (if less) (if less)
------------------------------------------------------------------------------------------------------------------------

MFS Variable Insurance Trust (Service Class)
MFS Mid Cap Growth Series         5/1/00    5/1/02   2.48%    N/A   -19.12%   -14.70%   2.48%    N/A   -19.12%   -14.70%
MFS New Discovery Series          5/1/98    5/1/02  -6.37%  3.45%     3.04%   -14.29%  -6.37%  3.45%     3.04%   -14.29%
MFS Total Return Series           1/3/95    5/1/02   1.90%  3.05%     9.18%    -1.94%   1.90%  3.05%     9.18%    -1.94%
MFS Utilities Series              1/3/95    5/1/02  15.04% -0.64%     9.34%     0.45%  15.04% -0.64%     9.34%     0.45%

Oppenheimer Variable Account Funds (Service Shares)
Oppenheimer Capital
  Appreciation Fund/VA            4/3/85    5/1/02   0.05% -0.18%     9.34%   -10.86%   0.05% -0.18%     9.34%   -10.86%
Oppenheimer Global Securities
  Fund/VA                       11/12/90    5/1/02  -7.89%  3.59%     9.24%   -12.74%  -7.89%  3.59%     9.24%   -12.75%
Oppenheimer High Income
  Fund/VA                        4/30/86    5/1/02  14.32%  0.24%     4.83%     6.66%  14.32%  0.24%     4.83%     6.66%
Oppenheimer Main Street
  Fund/VA                         7/5/95    5/1/02  -5.24% -5.30%     7.20%   -10.36%  -5.24% -5.30%     7.20%   -10.36%
Oppenheimer Multiple
  Strategies Fund/VA              2/9/87    5/1/02   5.60%  2.18%     6.69%    -0.77%   5.59%  2.18%     6.69%    -0.77%

Pioneer Variable Contracts Trust (Class II)
Pioneer Fund VCT Portfolio      10/31/97    5/1/01  -6.47% -1.47%     1.68%   -11.87%  -6.48% -2.61%     0.25%   -11.89%
Pioneer Real Estate Shares
  VCT Portfolio                   3/1/95    5/1/01   0.66%  4.13%     9.31%     9.10%   0.64%  4.12%     9.30%     9.07%

Scudder Variable Series II
Scudder Technology Growth
  Portfolio                       5/3/99   10/6/00   6.52%    N/A    -8.93%   -31.09%   6.51%    N/A    -8.94%   -31.10%
SVS Dreman Financial Services
  Portfolio                       5/4/98   10/6/00   0.22%  1.40%     1.19%     1.29%   0.21%  1.39%     1.19%     1.28%

T. Rowe Price International
Series, Inc.
T. Rowe Price International
  Stock Portfolio                3/31/94    5/1/95 -10.09% -6.67%     0.16%    -0.27% -10.28% -6.89%    -0.04%    -0.47%

*These returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, returns would be lower.

Returns in the columns designated as "Life of Fund", assume an investment in the underlying portfolios listed above on the date of inception of each fund. Returns in the columns designated as "Life of Sub-Account" assume an investment in the underlying portfolios listed above on the date of inception of each sub-account.

Returns in this report are historical and are not indicative of future results. The return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                          PRODUCT PERFORMANCE SUMMARY


ALLMERICA SELECT CHARTER (FAFLIC)

Average Annual Total Returns as of 6/30/03

The average annual total returns for the Allmerica Select Charter sub-accounts of FAFLIC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual portfolio reviews.

                                                                 Without Contract Fee                 With Contract Fee*
                                                                             10 Years                           10 Years
                                              Sub-                 10 Years   or Life                 10 Years   or Life
                                    Fund   Account                  or Life   of Sub-                  or Life   of Sub-
                               Inception Inception       1      5   of Fund   Account       1      5   of Fund   Account
Sub-Accounts                        Date      Date    Year  Years (if less) (if less)    Year  Years (if less) (if less)
------------------------------------------------------------------------------------------------------------------------

Allmerica Investment Trust
AIT Core Equity Fund             4/29/85    5/1/02  -0.49% -4.22%     6.18%    -8.36%  -0.51% -4.23%     6.18%    -8.39%
AIT Equity Index Fund            9/28/90   2/23/01  -1.46% -3.19%     8.03%   -10.10%  -1.54% -3.23%     8.02%   -10.22%
AIT Government Bond Fund         8/26/91    5/1/02   6.96%  5.34%     4.66%     7.74%   6.94%  5.34%     4.66%     7.71%
AIT Money Market Fund            4/29/85   10/8/92  -0.22%  2.67%     3.09%     3.22%  -0.36%  2.52%     2.93%     3.05%
AIT Select Capital
  Appreciation Fund              4/28/95   4/28/95   3.16%  3.68%     9.97%     9.97%   3.12%  3.58%     9.87%     9.87%
AIT Select Growth Fund           8/21/92   4/21/94  -3.98% -7.95%     4.76%     5.45%  -4.06% -8.07%     4.65%     5.34%
AIT Select International
  Equity Fund                     5/2/94    5/3/94 -12.51% -5.87%     2.17%     2.17% -12.57% -5.98%     2.00%     2.00%
AIT Select Investment Grade
  Income Fund                    4/29/85   4/20/94   7.48%  4.91%     4.71%     5.56%   7.33%  4.75%     4.54%     5.40%
AIT Select Value Opportunity
  Fund                           4/30/93   2/20/98  -1.09%  4.16%     9.27%     3.89%  -1.19%  4.02%     9.15%     3.72%

AIM Variable Insurance Funds
AIM V.I. Aggressive Growth
  Fund                            5/1/98   2/23/01  -7.41% -2.56%    -3.09%   -14.66%  -7.44% -2.58%    -3.12%   -14.71%
AIM V.I. Blue Chip Fund         12/29/99   2/23/01  -2.57%    N/A   -15.50%   -14.93%  -2.62%    N/A   -15.57%   -15.00%
AIM V.I. Premier Equity Fund      5/5/93   2/23/01  -3.64% -4.89%     6.42%   -15.19%  -3.71% -4.93%     6.41%   -15.29%
AIM V.I. Basic Value Fund
  (Series II Shares)             9/10/01    5/1/02  -4.17%    N/A    -7.02%   -12.92%  -4.18%    N/A    -7.04%   -12.95%
AIM V.I. Capital Development
  Fund (Series II Shares)         5/1/98    5/1/02  -6.79%  0.87%    -0.15%   -13.65%  -6.81%  0.86%    -0.16%   -13.68%

Alliance Variable Products Series Fund, Inc. (Class B)
AllianceBernstein Growth and
  Income Portfolio               1/14/91   2/23/01   2.00%  2.33%    10.51%    -6.16%   1.80%  2.22%    10.48%    -6.46%
AllianceBernstein Premier
  Growth Portfolio               6/26/92   2/23/01  -4.92% -5.87%     8.12%   -16.27%  -4.98% -5.91%     8.11%   -16.37%
AllianceBernstein Small Cap
  Value Portfolio                 5/1/01    5/1/02  -1.64%    N/A     6.37%    -6.40%  -1.66%    N/A     6.34%    -6.43%
AllianceBernstein Technology
  Portfolio                      1/11/96    5/1/02  -4.26% -3.60%     2.55%   -18.14%  -4.28% -3.61%     2.54%   -18.18%
AllianceBernstein Value
  Portfolio                       5/1/01    5/1/02  -1.61%    N/A    -3.04%    -6.79%  -1.63%    N/A    -3.07%    -6.82%

Deutsche Asset Management VIT Funds
Scudder VIT EAFE Equity Index
  Fund                           8/22/97   2/23/01 -12.93% -8.12%    -5.76%   -15.43% -12.96% -8.15%    -5.78%   -15.47%
Scudder VIT Small Cap Index
  Fund                           8/22/97   2/23/01  -3.23% -0.77%     0.70%    -2.91%  -3.26% -0.79%     0.69%    -2.95%

*These returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, returns would be lower.

Returns in the columns designated as "Life of Fund", assume an investment in the underlying portfolios listed above on the date of inception of each fund. Returns in the columns designated as "Life of Sub-Account" assume an investment in the underlying portfolios listed above on the date of inception of each sub-account.

Returns in this report are historical and are not indicative of future results. The return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                          PRODUCT PERFORMANCE SUMMARY

ALLMERICA SELECT CHARTER (FAFLIC) CONTINUED

Average Annual Total Returns as of 6/30/03

The average annual total returns for the Allmerica Select Charter sub-accounts of FAFLIC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual portfolio reviews.

                                                                 Without Contract Fee                 With Contract Fee*
                                                                             10 Years                           10 Years
                                              Sub-                 10 Years   or Life                 10 Years   or Life
                                    Fund   Account                  or Life   of Sub-                  or Life   of Sub-
                               Inception Inception       1      5   of Fund   Account       1      5   of Fund   Account
Sub-Accounts                        Date      Date    Year  Years (if less) (if less)    Year  Years (if less) (if less)
------------------------------------------------------------------------------------------------------------------------

Eaton Vance Variable Trust
Eaton Vance VT Floating-Rate
  Income Fund                     5/1/01    5/1/01   0.13%    N/A    -0.06%    -0.06%   0.06%    N/A    -0.16%    -0.16%
Eaton Vance VT Worldwide
  Health Sciences Fund            5/1/01    5/1/01  12.46%    N/A    -2.23%    -2.23%  12.41%    N/A    -2.29%    -2.29%

Fidelity Variable Insurance Products Fund
Fidelity VIP Contrafund
  Portfolio                       1/3/95   2/23/01  -1.28%  0.98%    11.16%    -3.36%  -1.32%  0.96%    11.15%    -3.41%
Fidelity VIP Equity-Income
  Portfolio                      10/9/86    5/1/95  -3.40% -1.06%     8.21%     7.21%  -3.56% -1.24%     8.09%     7.07%
Fidelity VIP Growth & Income
  Portfolio                     12/31/96   2/23/01   7.35% -1.43%     5.00%    -5.42%   7.31% -1.45%     4.98%    -5.47%
Fidelity VIP Growth Portfolio    10/9/86    5/1/95  -3.17% -2.70%     7.11%     7.13%  -3.27% -2.83%     7.00%     7.03%
Fidelity VIP High Income
  Portfolio                      9/19/85    5/1/95  25.04% -5.26%     2.49%     1.58%  24.99% -5.39%     2.36%     1.45%
Fidelity VIP Mid Cap Portfolio  12/28/98   2/23/01  -1.91%    N/A    14.41%    -0.17%  -1.98%    N/A    14.38%    -0.27%
Fidelity VIP Value Strategies
  Portfolio                      2/20/02    5/1/02   2.20%    N/A    -4.03%    -8.53%   2.19%    N/A    -4.06%    -8.57%

Franklin Templeton Variable Insurance Products Trust (Class 2)
FT VIP Franklin Large Cap
  Growth Securities Fund          5/1/96    5/1/02   0.75%  0.53%     5.77%    -7.39%   0.73%  0.52%     5.76%    -7.42%
FT VIP Franklin Small Cap Fund   11/1/95   2/23/01  -3.69%  0.02%     6.10%   -12.79%  -3.72%  0.00%     6.09%   -12.84%
FT VIP Franklin Small Cap
  Value Securities Fund           5/1/98    5/1/02  -7.95%  2.64%     0.74%   -11.87%  -7.96%  2.63%     0.73%   -11.91%
FT VIP Mutual Shares
  Securities Fund                11/8/96   2/23/01  -0.39%  3.00%     6.15%    -1.43%  -0.58%  2.90%     6.09%    -1.68%
FT VIP Templeton Foreign
  Securities Fund                 5/1/92    5/1/02 -13.04% -4.65%     5.78%   -14.06% -13.06% -4.66%     5.78%   -14.09%

INVESCO Variable Investment Funds, Inc.
INVESCO VIF Dynamics Fund        8/25/97   2/23/01   1.58% -5.08%    -1.28%   -19.43%   1.55% -5.10%    -1.29%   -19.47%
INVESCO VIF Health Sciences
  Fund                           5/22/97   2/23/01   1.53%  2.50%     7.08%    -6.68%   1.50%  2.48%     7.07%    -6.72%

Janus Aspen Series (Service Shares)
Janus Aspen Growth Portfolio     9/13/93   2/23/01  -4.36% -3.78%     5.93%   -17.25%  -4.40% -3.81%     5.92%   -17.33%
Janus Aspen Growth and Income
  Portfolio                       5/1/98   2/23/01  -6.54%  2.83%     3.79%   -11.36%  -6.56%  2.81%     3.77%   -11.40%
Janus Aspen International
  Growth Portfolio                5/2/94   2/23/01 -11.39% -4.32%     6.79%   -17.48% -11.42% -4.35%     6.79%   -17.54%
Janus Aspen Mid Cap Growth
  Portfolio                      9/13/93   2/23/01   1.98% -3.92%     6.74%   -21.05%   1.95% -3.94%     6.73%   -21.10%

*These returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, returns would be lower.

Returns in the columns designated as "Life of Fund", assume an investment in the underlying portfolios listed above on the date of inception of each fund. Returns in the columns designated as "Life of Sub-Account" assume an investment in the underlying portfolios listed above on the date of inception of each sub-account.

Returns in this report are historical and are not indicative of future results. The return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                          PRODUCT PERFORMANCE SUMMARY

ALLMERICA SELECT CHARTER (FAFLIC) CONTINUED

Average Annual Total Returns as of 6/30/03

The average annual total returns for the Allmerica Select Charter sub-accounts of FAFLIC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual portfolio reviews.

                                                                 Without Contract Fee                 With Contract Fee*
                                                                             10 Years                           10 Years
                                              Sub-                 10 Years   or Life                 10 Years   or Life
                                    Fund   Account                  or Life   of Sub-                  or Life   of Sub-
                               Inception Inception       1      5   of Fund   Account       1      5   of Fund   Account
Sub-Accounts                        Date      Date    Year  Years (if less) (if less)    Year  Years (if less) (if less)
------------------------------------------------------------------------------------------------------------------------

MFS Variable Insurance Trust (Service Class)
MFS Mid Cap Growth Series         5/1/00    5/1/02   2.49%    N/A   -19.12%   -14.70%   2.47%    N/A   -19.15%   -14.73%
MFS New Discovery Series          5/1/98    5/1/02  -6.37%  3.45%     3.04%   -14.29%  -6.39%  3.44%     3.03%   -14.32%
MFS Total Return Series           1/3/95    5/1/02   1.91%  3.05%     9.18%    -1.94%   1.89%  3.04%     9.18%    -1.97%
MFS Utilities Series              1/3/95    5/1/02  15.06% -0.64%     9.34%     0.46%  15.04% -0.65%     9.34%     0.43%

Oppenheimer Variable Account Funds (Service Shares)
Oppenheimer Capital
  Appreciation Fund/VA            4/3/85    5/1/02   0.04% -0.18%     9.34%   -10.87%   0.02% -0.19%     9.34%   -10.90%
Oppenheimer Global Securities
  Fund/VA                       11/12/90    5/1/02  -7.90%  3.59%     9.24%   -12.75%  -7.92%  3.59%     9.24%   -12.78%
Oppenheimer High Income
  Fund/VA                        4/30/86    5/1/02  14.32%  0.24%     4.83%     6.66%  14.30%  0.24%     4.83%     6.63%
Oppenheimer Main Street
  Fund/VA                         7/5/95    5/1/02  -5.24% -5.30%     7.20%   -10.36%  -5.26% -5.31%     7.20%   -10.39%
Oppenheimer Multiple
  Strategies Fund/VA              2/9/87    5/1/02   5.60%  2.18%     6.69%    -0.77%   5.58%  2.17%     6.68%    -0.80%

Pioneer Variable Contracts Trust (Class II)
Pioneer Fund VCT Portfolio      10/31/97    5/1/01  -6.47% -1.48%     1.68%   -11.88%  -6.50% -2.46%     0.44%   -11.92%
Pioneer Real Estate Shares
  VCT Portfolio                   3/1/95    5/1/01   0.66%  4.13%     9.31%     9.10%   0.59%  4.09%     9.29%     9.02%

Scudder Variable Series II
Scudder Technology Growth
  Portfolio                       5/3/99   2/23/01   6.52%    N/A    -8.93%   -20.95%   6.49%    N/A    -8.97%   -20.99%
SVS Dreman Financial Services
  Portfolio                       5/4/98   2/23/01   0.22%  1.40%     1.20%     0.19%   0.17%  1.38%     1.16%     0.13%

T. Rowe Price International Series, Inc.
T. Rowe Price International
  Stock Portfolio                3/31/94    5/1/95 -10.09% -6.67%     0.16%    -0.27% -10.21% -6.83%     0.00%    -0.42%

*These returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, returns would be lower.

Returns in the columns designated as "Life of Fund", assume an investment in the underlying portfolios listed above on the date of inception of each fund. Returns in the columns designated as "Life of Sub-Account" assume an investment in the underlying portfolios listed above on the date of inception of each sub-account.

Returns in this report are historical and are not indicative of future results. The return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                          PRODUCT PERFORMANCE SUMMARY

ALLMERICA SELECT REWARD (AFLIAC)

Average Annual Total Returns as of 6/30/03

The average annual total returns for the Allmerica Select Reward sub-accounts of AFLIAC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual portfolio reviews.

                                                                             Without Surrender Charge
                                                                                     and Contract Fee
                                                                                             10 Years
                                                             Sub-                  10 Years   or Life
                                                   Fund   Account                or Life of   of Sub-
                                              Inception Inception       1      5   Fund (if   Account       1
Sub-Accounts                                       Date      Date    Year  Years      less) (if less)    Year
--------------------------------------------------------------------------------------------------------------

Allmerica Investment Trust
AIT Core Equity Fund                            4/29/85    5/1/02  -0.49% -4.22%      6.18%    -8.36%  -7.68%
AIT Equity Index Fund                           9/28/90   10/6/00  -1.46% -3.19%      8.03%   -12.74%  -8.65%
AIT Government Bond Fund                        8/26/91    5/1/02   6.96%  5.34%      4.66%     7.74%  -0.78%
AIT Money Market Fund                           4/29/85   10/8/92  -0.22%  2.67%      3.09%     3.09%  -7.56%
AIT Select Capital Appreciation Fund            4/28/95   4/28/95   3.16%  3.68%      9.97%     9.98%  -4.42%
AIT Select Growth Fund                          8/21/92    9/8/92  -3.98% -7.95%      4.76%     4.76% -10.96%
AIT Select International Equity Fund             5/2/94    5/3/94 -12.51% -5.87%      2.17%     2.17% -18.99%
AIT Select Investment Grade Income Fund         4/29/85    9/8/92   7.48%  4.91%      4.70%     4.70%  -0.47%
AIT Select Value Opportunity Fund               4/30/93   2/20/98  -1.09%  4.16%      9.27%     3.88%  -8.38%

AIM Variable Insurance Funds
AIM V.I. Aggressive Growth Fund                  5/1/98   10/6/00  -7.41% -2.56%     -3.09%   -20.33% -14.15%
AIM V.I. Blue Chip Fund                        12/29/99   10/6/00  -2.57%    N/A    -15.50%   -19.12%  -9.66%
AIM V.I. Premier Equity Fund                     5/5/93   10/6/00  -3.64% -4.89%      6.42%   -16.60% -10.66%
AIM V.I. Basic Value Fund (Series II Shares)    9/10/01    5/1/02  -4.17%    N/A     -7.02%   -12.91% -11.10%
AIM V.I. Capital Development Fund
  (Series II Shares)                             5/1/98    5/1/02  -6.79%  0.87%     -0.15%   -13.65% -13.52%

Alliance Variable Products Series Fund, Inc.
AllianceBernstein Premier Growth Portfolio      6/26/92  10/15/99  -4.68% -5.60%      8.49%   -12.11% -11.79%
AllianceBernstein Growth and Income Portfolio
  (Class B)                                     1/14/91   10/6/00   2.00%  2.32%     10.51%    -3.94%  -5.49%
AllianceBernstein Small Cap Value Portfolio
  (Class B)                                      5/1/01    5/1/02  -1.63%    N/A      6.37%    -6.40%  -8.74%
AllianceBernstein Technology Portfolio
  (Class B)                                     1/11/96    5/1/02  -4.68% -5.60%      8.49%   -12.11% -11.79%
AllianceBernstein Value Portfolio (Class B)      5/1/01    5/1/02  -1.62%    N/A     -3.04%    -6.79%  -8.73%

                                                    With Surrender Charge
                                                        and Contract Fee*
                                                                10 Years
                                                      10 Years   or Life
                                                       or Life   of Sub-
                                                   5   of Fund   Account
Sub-Accounts                                   Years (if less) (if less)
------------------------------------------------------------------------

Allmerica Investment Trust
AIT Core Equity Fund                          -5.48%     6.18%   -14.08%
AIT Equity Index Fund                         -4.49%     8.02%   -15.19%
AIT Government Bond Fund                       4.09%     4.66%     0.99%
AIT Money Market Fund                          1.19%     1.25%     1.25%
AIT Select Capital Appreciation Fund           2.17%     8.83%     8.85%
AIT Select Growth Fund                        -9.18%     4.75%     4.75%
AIT Select International Equity Fund          -7.30%     0.77%     0.77%
AIT Select Investment Grade Income Fund        3.44%     2.80%     2.80%
AIT Select Value Opportunity Fund              2.66%     7.75%     2.61%

AIM Variable Insurance Funds
AIM V.I. Aggressive Growth Fund               -3.86%    -4.19%   -22.55%
AIM V.I. Blue Chip Fund                          N/A   -17.35%   -21.38%
AIM V.I. Premier Equity Fund                  -6.17%     6.41%   -18.94%
AIM V.I. Basic Value Fund (Series II Shares)     N/A   -10.81%   -18.35%
AIM V.I. Capital Development Fund
  (Series II Shares)                          -0.45%    -1.24%   -19.03%

Alliance Variable Products Series Fund, Inc.
AllianceBernstein Premier Growth Portfolio    -7.09%     7.16%   -14.22%
AllianceBernstein Growth and Income Portfolio
  (Class B)                                    0.92%    10.49%    -6.68%
AllianceBernstein Small Cap Value Portfolio
  (Class B)                                      N/A     2.74%   -12.24%
AllianceBernstein Technology Portfolio
  (Class B)                                   -7.09%     7.16%   -14.22%
AllianceBernstein Value Portfolio (Class B)      N/A    -6.35%   -12.61%

*These returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, returns would be lower.

Returns in the columns designated as "Life of Fund", assume an investment in the underlying portfolios listed above on the date of inception of each fund. Returns in the columns designated as "Life of Sub-Account" assume an investment in the underlying portfolios listed above on the date of inception of each sub-account. All full surrenders or withdrawals in excess of the free amount may be subject to a surrender charge. The maximum contingent deferred sales charge is 8.5%.

Returns in this report are historical and are not indicative of future results. The return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                          PRODUCT PERFORMANCE SUMMARY

ALLMERICA SELECT REWARD (AFLIAC) CONTINUED

Average Annual Total Returns as of 6/30/03

The average annual total returns for the Allmerica Select Reward sub-accounts of AFLIAC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual portfolio reviews.

                                                                               Without Surrender Charge
                                                                                       and Contract Fee
                                                                                               10 Years
                                                                Sub-                 10 Years   or Life
                                                      Fund   Account                  or Life   of Sub-
                                                 Inception Inception       1      5   of Fund   Account       1
Sub-Accounts                                          Date      Date    Year  Years (if less) (if less)    Year
----------------------------------------------------------------------------------------------------------------

Deutsche Asset Management VIT Funds
Scudder VIT EAFE Equity Index Fund                 8/22/97   10/6/00 -12.93% -8.12%    -5.76%   -17.47% -19.23%
Scudder VIT Small Cap Index Fund                   8/22/97   10/6/00  -3.23% -0.77%     0.70%    -3.62% -10.24%

Eaton Vance Variable Trust
Eaton Vance VT Floating-Rate Income Fund            5/1/01    5/1/01   0.13%    N/A    -0.06%    -0.06%  -7.12%
Eaton Vance VT Worldwide Health Sciences Fund       5/1/01    5/1/01  12.46%    N/A    -2.23%    -2.23%   4.31%

Fidelity Variable Insurance Products Fund
Fidelity VIP Contrafund Portfolio                   1/3/95   10/6/00  -1.28%  0.98%    11.16%    -7.31%  -8.46%
Fidelity VIP Equity-Income Portfolio               10/9/86    5/1/95  -3.40% -1.06%     8.21%     7.21% -10.59%
Fidelity VIP Growth & Income Portfolio            12/31/96   10/6/00   7.35% -1.43%     4.99%    -7.59%  -0.44%
Fidelity VIP Growth Portfolio                      10/9/86    5/1/95  -3.17% -2.70%     7.11%     7.13% -10.35%
Fidelity VIP High Income Portfolio                 9/19/85    5/1/95  25.04% -5.26%     2.49%     1.58%  16.41%
Fidelity VIP Mid Cap Portfolio                    12/28/98   10/6/00  -1.91%    N/A    14.41%    -1.50%  -9.06%
Fidelity VIP Value Strategies Portfolio            2/20/02    5/1/02   2.20%    N/A    -4.03%    -8.53%  -5.18%

Franklin Templeton Variable Insurance Products Trust (Class 2)
FT VIP Franklin Large Cap Growth Securities Fund    5/1/96    5/1/02   0.74%  0.53%     5.77%    -7.39%  -6.54%
FT VIP Franklin Small Cap Fund                     11/1/95   10/6/00  -3.69%  0.02%     6.10%   -18.73% -10.69%
FT VIP Franklin Small Cap Value Securities Fund     5/1/98    5/1/02  -7.94%  2.64%     0.74%   -11.87% -14.60%
FT VIP Mutual Shares Securities Fund               11/8/96   10/6/00  -0.39%  3.00%     6.15%     2.34%  -7.64%
FT VIP Templeton Foreign Securities Fund            5/1/92    5/1/02 -13.03% -4.65%     5.78%   -14.06% -19.32%

INVESCO Variable Investment Funds, Inc.
INVESCO VIF Dynamics Fund                          8/25/97   10/6/00   1.58% -5.07%    -1.28%   -25.96%  -5.78%
INVESCO VIF Health Sciences Fund                   5/22/97   10/6/00   1.53%  2.50%     7.08%    -9.44%  -5.85%

                                                       With Surrender Charge
                                                           and Contract Fee*
                                                                   10 Years
                                                         10 Years   or Life
                                                          or Life   of Sub-
                                                      5   of Fund   Account
Sub-Accounts                                      Years (if less) (if less)
---------------------------------------------------------------------------

Deutsche Asset Management VIT Funds
Scudder VIT EAFE Equity Index Fund               -9.33%    -6.68%   -19.72%
Scudder VIT Small Cap Index Fund                 -2.08%    -0.28%    -6.24%

Eaton Vance Variable Trust
Eaton Vance VT Floating-Rate Income Fund            N/A    -3.50%    -3.50%
Eaton Vance VT Worldwide Health Sciences Fund       N/A    -5.59%    -5.59%

Fidelity Variable Insurance Products Fund
Fidelity VIP Contrafund Portfolio                -0.37%    11.07%    -9.88%
Fidelity VIP Equity-Income Portfolio             -2.58%     6.83%     6.01%
Fidelity VIP Growth & Income Portfolio           -2.74%     4.32%   -10.13%
Fidelity VIP Growth Portfolio                    -4.19%     5.67%     5.99%
Fidelity VIP High Income Portfolio               -6.70%     0.94%     0.26%
Fidelity VIP Mid Cap Portfolio                      N/A    13.33%    -4.23%
Fidelity VIP Value Strategies Portfolio             N/A    -9.19%   -14.24%

Franklin Templeton Variable Insurance Products Trust (Class 2)
FT VIP Franklin Large Cap Growth Securities Fund -0.79%     5.42%   -13.17%
FT VIP Franklin Small Cap Fund                   -1.31%     5.78%   -21.00%
FT VIP Franklin Small Cap Value Securities Fund   1.29%    -0.37%   -17.37%
FT VIP Mutual Shares Securities Fund              1.62%     5.53%    -0.48%
FT VIP Templeton Foreign Securities Fund         -5.90%     5.78%   -19.42%

INVESCO Variable Investment Funds, Inc.
INVESCO VIF Dynamics Fund                        -6.33%    -2.24%   -28.00%
INVESCO VIF Health Sciences Fund                  1.14%     6.41%   -11.94%

*These returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, returns would be lower.

Returns in the columns designated as "Life of Fund", assume an investment in the underlying portfolios listed above on the date of inception of each fund. Returns in the columns designated as "Life of Sub-Account" assume an investment in the underlying portfolios listed above on the date of inception of each sub-account. All full surrenders or withdrawals in excess of the free amount may be subject to a surrender charge. The maximum contingent deferred sales charge is 8.5%.

Returns in this report are historical and are not indicative of future results. The return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                          PRODUCT PERFORMANCE SUMMARY

ALLMERICA SELECT REWARD (AFLIAC) CONTINUED

Average Annual Total Returns as of 6/30/03

The average annual total returns for the Allmerica Select Reward sub-accounts of AFLIAC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual portfolio reviews.

                                                                          Without Surrender Charge
                                                                                  and Contract Fee
                                                                                          10 Years
                                                           Sub-                 10 Years   or Life
                                                 Fund   Account                  or Life   of Sub-
                                            Inception Inception       1      5   of Fund   Account       1
Sub-Accounts                                     Date      Date    Year  Years (if less) (if less)    Year
-----------------------------------------------------------------------------------------------------------

Janus Aspen Series (Service Shares)
Janus Aspen Growth Portfolio                  9/13/93   10/6/00  -4.36% -3.78%     5.93%   -22.23% -11.34%
Janus Aspen Growth and Income Portfolio        5/1/98   10/6/00  -6.54%  2.83%     3.78%   -14.79% -13.32%
Janus Aspen International Growth Portfolio     5/2/94   10/6/00 -11.39% -4.34%     6.79%   -21.81% -17.82%
Janus Aspen Mid Cap Growth Portfolio          9/13/93   10/6/00   1.98% -3.92%     6.74%   -31.06%  -5.41%

MFS Variable Insurance Trust (Service Class)
MFS Mid Cap Growth Series                      5/1/00    5/1/02   2.48%    N/A   -19.12%   -14.70%  -4.93%
MFS New Discovery Series                       5/1/98    5/1/02  -6.37%  3.45%     3.04%   -14.29% -13.14%
MFS Total Return Series                        1/3/95    5/1/02   1.90%  3.05%     9.18%    -1.94%  -5.46%
MFS Utilities Series                           1/3/95    5/1/02  15.04% -0.64%     9.34%     0.45%   6.73%

Oppenheimer Variable Account Funds (Service Shares)
Oppenheimer Capital Appreciation Fund/VA       4/3/85    5/1/02   0.05% -0.18%     9.34%   -10.86%  -7.18%
Oppenheimer Global Securities Fund/VA        11/12/90    5/1/02  -7.89%  3.59%     9.24%   -12.74% -14.55%
Oppenheimer High Income Fund/VA               4/30/86    5/1/02  14.32%  0.24%     4.83%     6.66%   6.05%
Oppenheimer Main Street Fund/VA                7/5/95    5/1/02  -5.24% -5.30%     7.20%   -10.36% -12.09%
Oppenheimer Multiple Strategies Fund/VA        2/9/87    5/1/02   5.60%  2.18%     6.69%    -0.77%  -2.03%

Pioneer Variable Contracts Trust (Class II)
Pioneer Fund VCT Portfolio                   10/31/97    5/1/01  -6.47% -1.47%     1.68%   -11.87% -13.24%
Pioneer Real Estate Shares VCT Portfolio       3/1/95    5/1/01   0.66%  4.13%     9.31%     9.10%  -6.63%

Scudder Variable Series II
Scudder Technology Growth Portfolio            5/3/99   10/6/00   6.52%    N/A    -8.93%   -31.09%  -1.21%
SVS Dreman Financial Services Portfolio        5/4/98   10/6/00   0.22%  1.40%     1.19%     1.29%  -7.05%

T. Rowe Price International Series, Inc.
T. Rowe Price International Stock Portfolio   3/31/94    5/1/95 -10.09% -6.67%     0.16%    -0.27% -16.74%

                                                  With Surrender Charge
                                                      and Contract Fee*
                                                              10 Years
                                                    10 Years   or Life
                                                     or Life   of Sub-
                                                 5   of Fund   Account
Sub-Accounts                                 Years (if less) (if less)
----------------------------------------------------------------------

Janus Aspen Series (Service Shares)
Janus Aspen Growth Portfolio                -5.08%     5.92%   -24.43%
Janus Aspen Growth and Income Portfolio      1.46%     2.66%   -17.15%
Janus Aspen International Growth Portfolio  -5.61%     6.78%   -23.99%
Janus Aspen Mid Cap Growth Portfolio        -5.19%     6.73%   -32.97%

MFS Variable Insurance Trust (Service Class)
MFS Mid Cap Growth Series                      N/A   -21.02%   -20.02%
MFS New Discovery Series                     2.10%     1.91%   -19.64%
MFS Total Return Series                      1.70%     9.09%    -8.06%
MFS Utilities Series                        -1.94%     9.25%    -5.82%

Oppenheimer Variable Account Funds (Service Shares)
Oppenheimer Capital Appreciation Fund/VA    -1.49%     9.34%   -16.43%
Oppenheimer Global Securities Fund/VA        2.26%     9.24%   -18.19%
Oppenheimer High Income Fund/VA             -1.07%     4.83%     0.00%
Oppenheimer Main Street Fund/VA             -6.54%     6.93%   -15.95%
Oppenheimer Multiple Strategies Fund/VA      0.84%     6.69%    -6.96%

Pioneer Variable Contracts Trust (Class II)
Pioneer Fund VCT Portfolio                  -3.88%    -0.75%   -14.89%
Pioneer Real Estate Shares VCT Portfolio     2.81%     9.21%     5.45%

Scudder Variable Series II
Scudder Technology Growth Portfolio            N/A   -10.40%   -33.03%
SVS Dreman Financial Services Portfolio      0.06%     0.07%    -1.48%

T. Rowe Price International Series, Inc.
T. Rowe Price International Stock Portfolio -8.10%    -1.30%    -1.62%

*These returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, returns would be lower.

Returns in the columns designated as "Life of Fund", assume an investment in the underlying portfolios listed above on the date of inception of each fund. Returns in the columns designated as "Life of Sub-Account" assume an investment in the underlying portfolios listed above on the date of inception of each sub-account. All full surrenders or withdrawals in excess of the free amount may be subject to a surrender charge. The maximum contingent deferred sales charge is 8.5%.

Returns in this report are historical and are not indicative of future results. The return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                          PRODUCT PERFORMANCE SUMMARY

ALLMERICA SELECT REWARD (FAFLIC)

Average Annual Total Returns as of 6/30/03

The average annual total returns for the Allmerica Select Reward sub-accounts of FAFLIC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual portfolio reviews.

                                                                               Without Surrender Charge
                                                                                       and Contract Fee
                                                                                               10 Years
                                                                Sub-                 10 Years   or Life
                                                      Fund   Account                  or Life   of Sub-
                                                 Inception Inception       1      5   of Fund   Account       1
Sub-Accounts                                          Date      Date    Year  Years (if less) (if less)    Year
----------------------------------------------------------------------------------------------------------------

Allmerica Investment Trust
AIT Core Equity Fund                               4/29/85    5/1/02  -0.64% -4.37%     6.03%    -8.50%  -7.83%
AIT Equity Index Fund                              9/28/90   7/10/01  -1.61% -3.33%     7.87%    -9.59%  -8.84%
AIT Government Bond Fund                           8/26/91    5/1/02   6.80%  5.19%     4.51%     7.57%  -0.95%
AIT Money Market Fund                              4/29/85   7/10/01  -0.37%  2.53%     2.95%     0.26%  -7.74%
AIT Select Capital Appreciation Fund               4/28/95   7/10/01   3.01%  3.53%     9.81%    -2.82%  -4.47%
AIT Select Growth Fund                             8/21/92   7/10/01  -4.12% -8.08%     4.61%   -15.25% -11.16%
AIT Select International Equity Fund                5/2/94   7/10/01 -12.64% -6.00%     2.02%   -11.14% -19.07%
AIT Select Investment Grade Income Fund            4/29/85   7/10/01   7.31%  4.76%     4.55%     6.28%  -0.63%
AIT Select Value Opportunity Fund                  4/30/93   7/10/01  -1.24%  4.01%     9.12%    -1.62%  -8.43%

AIM Variable Insurance Funds
AIM V.I. Aggressive Growth Fund                     5/1/98   7/10/01  -7.55% -2.70%    -3.24%   -13.75% -14.29%
AIM V.I. Blue Chip Fund                           12/29/99   7/10/01  -2.72%    N/A   -15.63%   -12.89%  -9.80%
AIM V.I. Premier Equity Fund                        5/5/93   7/10/01  -3.79% -5.03%     6.26%   -15.11% -10.81%
AIM V.I. Basic Value Fund
  (Series II Shares)                               9/10/01    5/1/02  -4.31%    N/A    -7.16%   -13.05% -11.23%
AIM V.I. Capital Development Fund
  (Series II Shares)                                5/1/98    5/1/02  -6.93%  0.72%    -0.30%   -13.78% -13.66%

Alliance Variable Products Series Fund, Inc.
AllianceBernstein Premier Growth Portfolio         6/26/92   7/10/01  -4.83% -5.92%     8.01%   -15.01% -11.87%
AllianceBernstein Growth and Income Portfolio
  (Class B)                                        1/14/91   7/10/01   1.85%  2.17%    10.34%    -8.04%  -5.69%
AllianceBernstein Small Cap Value Portfolio
  (Class B)                                         5/1/01    5/1/02  -1.79%    N/A     6.21%    -6.54%  -8.89%
AllianceBernstein Technology Portfolio (Class B)   1/11/96    5/1/02  -4.83% -5.92%     8.01%   -15.01% -11.87%
AllianceBernstein Value Portfolio (Class B)         5/1/01    5/1/02  -1.76%    N/A    -3.19%    -6.93%  -8.86%

                                                        With Surrender Charge
                                                            and Contract Fee*
                                                                    10 Years
                                                          10 Years   or Life
                                                           or Life   of Sub-
                                                       5   of Fund   Account
Sub-Accounts                                       Years (if less) (if less)
----------------------------------------------------------------------------

Allmerica Investment Trust
AIT Core Equity Fund                              -5.62%     6.03%   -14.22%
AIT Equity Index Fund                             -5.61%     6.47%   -13.10%
AIT Government Bond Fund                           3.92%     4.50%     0.81%
AIT Money Market Fund                             -0.08%     0.81%    -3.65%
AIT Select Capital Appreciation Fund               1.14%     8.48%    -6.48%
AIT Select Growth Fund                           -10.23%     3.17%   -18.54%
AIT Select International Equity Fund              -8.32%     0.46%   -14.58%
AIT Select Investment Grade Income Fund            2.03%     2.37%     2.12%
AIT Select Value Opportunity Fund                  1.38%     7.48%    -5.35%

AIM Variable Insurance Funds
AIM V.I. Aggressive Growth Fund                   -4.89%    -5.28%   -17.04%
AIM V.I. Blue Chip Fund                              N/A   -18.29%   -16.21%
AIM V.I. Premier Equity Fund                      -7.19%     4.92%   -18.35%
AIM V.I. Basic Value Fund
  (Series II Shares)                                 N/A   -10.95%   -18.49%
AIM V.I. Capital Development Fund
  (Series II Shares)                              -0.60%    -1.39%   -19.16%

Alliance Variable Products Series Fund, Inc.
AllianceBernstein Premier Growth Portfolio        -8.08%     6.71%   -18.39%
AllianceBernstein Growth and Income Portfolio
  (Class B)                                       -0.30%     8.88%   -11.69%
AllianceBernstein Small Cap Value Portfolio
  (Class B)                                          N/A     2.58%   -12.38%
AllianceBernstein Technology Portfolio (Class B)  -8.08%     6.71%   -18.39%
AllianceBernstein Value Portfolio (Class B)          N/A    -6.49%   -12.74%

*These returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, returns would be lower.

Returns in the columns designated as "Life of Fund", assume an investment in the underlying portfolios listed above on the date of inception of each fund. Returns in the columns designated as "Life of Sub-Account" assume an investment in the underlying portfolios listed above on the date of inception of each sub-account. All full surrenders or withdrawals in excess of the free amount may be subject to a surrender charge. The maximum contingent deferred sales charge is 8.5%.

Returns in this report are historical and are not indicative of future results. The return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                          PRODUCT PERFORMANCE SUMMARY

ALLMERICA SELECT REWARD (FAFLIC) CONTINUED


Average Annual Total Returns as of 6/30/03

The average annual total returns for the Allmerica Select Reward sub-accounts of FAFLIC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual portfolio reviews.

                                                                              Without Surrender Charge
                                                                                      and Contract Fee
                                                                                              10 Years
                                                               Sub-                 10 Years   or Life
                                                     Fund   Account                  or Life   of Sub-
                                                Inception Inception       1      5   of Fund   Account       1
Sub-Accounts                                         Date      Date    Year  Years (if less) (if less)    Year
---------------------------------------------------------------------------------------------------------------

Deutsche Asset Management VIT Funds
Scudder VIT EAFE Equity Index Fund                8/22/97   7/10/01 -13.07% -8.26%    -5.90%   -12.97% -19.36%
Scudder VIT Small Cap Index Fund                  8/22/97   7/10/01  -3.38% -0.92%     0.55%    -3.52% -10.38%

Eaton Vance Variable Trust
Eaton Vance VT Floating-Rate Income Fund           5/1/01   7/10/01  -0.02%    N/A    -0.42%    -0.38%  -7.30%
Eaton Vance VT Worldwide Health Sciences
  Fund                                             5/1/01   7/10/01  12.29%    N/A    -2.46%    -2.60%   4.12%

Fidelity Variable Insurance Products Fund
Fidelity VIP Contrafund Portfolio                  1/3/95   7/10/01  -1.43%  0.83%    11.00%    -2.30%  -8.61%
Fidelity VIP Equity-Income Portfolio              10/9/86   7/10/01  -3.54% -1.20%     8.06%    -6.34% -10.69%
Fidelity VIP Growth & Income Portfolio           12/31/96   7/10/01   7.18% -1.57%     4.84%    -4.37%  -0.59%
Fidelity VIP Growth Portfolio                     10/9/86   7/10/01  -3.31% -2.84%     6.96%   -13.94% -10.38%
Fidelity VIP High Income Portfolio                9/19/85   7/10/01  24.85% -5.39%     2.34%     5.81%  16.26%
Fidelity VIP Mid Cap Portfolio                   12/28/98   7/10/01  -2.06%    N/A    14.24%    -0.20%  -9.20%
Fidelity VIP Value Strategies Portfolio           2/20/02    5/1/02   2.05%    N/A    -4.17%    -8.67%  -5.33%

Franklin Templeton Variable Insurance Products Trust (Class 2)
FT VIP Franklin Large Cap Growth Securities
  Fund                                             5/1/96    5/1/02   0.60%  0.38%     5.61%    -7.53%  -6.67%
FT VIP Franklin Small Cap Fund                    11/1/95   7/10/01  -3.83% -0.13%     5.95%   -10.67% -10.85%
FT VIP Franklin Small Cap Value Securities Fund    5/1/98    5/1/02  -8.09%  2.48%     0.59%   -12.01% -14.73%
FT VIP Mutual Shares Securities Fund              11/8/96   7/10/01  -0.54%  2.84%     5.99%    -4.45%  -7.78%
FT VIP Templeton Foreign Securities Fund           5/1/92    5/1/02 -13.17% -4.79%     5.62%   -14.19% -19.45%

INVESCO Variable Investment Funds, Inc.
INVESCO VIF Dynamics Fund                         8/25/97   7/10/01   1.42% -5.22%    -1.42%   -15.21%  -5.92%
INVESCO VIF Health Sciences Fund                  5/22/97   7/10/01   1.37%  2.35%     6.92%    -6.19%  -5.98%

                                                       With Surrender Charge
                                                           and Contract Fee*
                                                                   10 Years
                                                         10 Years   or Life
                                                          or Life   of Sub-
                                                      5   of Fund   Account
Sub-Accounts                                      Years (if less) (if less)
---------------------------------------------------------------------------

Deutsche Asset Management VIT Funds
Scudder VIT EAFE Equity Index Fund              -10.45%    -8.12%   -16.23%
Scudder VIT Small Cap Index Fund                 -3.37%    -1.99%    -7.14%

Eaton Vance Variable Trust
Eaton Vance VT Floating-Rate Income Fund            N/A    -3.89%    -4.16%
Eaton Vance VT Worldwide Health Sciences
  Fund                                              N/A    -5.86%    -6.29%

Fidelity Variable Insurance Products Fund
Fidelity VIP Contrafund Portfolio                -1.49%     9.86%    -6.01%
Fidelity VIP Equity-Income Portfolio             -3.72%     6.61%   -10.03%
Fidelity VIP Growth & Income Portfolio           -3.90%     2.82%    -7.96%
Fidelity VIP Growth Portfolio                    -4.97%     5.55%   -17.25%
Fidelity VIP High Income Portfolio               -7.94%     0.60%     1.77%
Fidelity VIP Mid Cap Portfolio                      N/A    12.21%    -3.99%
Fidelity VIP Value Strategies Portfolio             N/A    -9.33%   -14.37%

Franklin Templeton Variable Insurance Products Trust (Class 2)
FT VIP Franklin Large Cap Growth Securities
  Fund                                           -0.93%     5.26%   -13.30%
FT VIP Franklin Small Cap Fund                   -2.35%     4.23%   -14.09%
FT VIP Franklin Small Cap Value Securities Fund   1.14%    -0.52%   -17.50%
FT VIP Mutual Shares Securities Fund              0.30%     3.71%    -8.07%
FT VIP Templeton Foreign Securities Fund         -6.04%     5.62%   -19.55%

INVESCO Variable Investment Funds, Inc.
INVESCO VIF Dynamics Fund                        -7.28%    -3.55%   -18.40%
INVESCO VIF Health Sciences Fund                 -0.02%     5.07%    -9.72%

*These returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, returns would be lower.

Returns in the columns designated as "Life of Fund", assume an investment in the underlying portfolios listed above on the date of inception of each fund. Returns in the columns designated as "Life of Sub-Account" assume an investment in the underlying portfolios listed above on the date of inception of each sub-account. All full surrenders or withdrawals in excess of the free amount may be subject to a surrender charge. The maximum contingent deferred sales charge is 8.5%.

Returns in this report are historical and are not indicative of future results. The return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                          PRODUCT PERFORMANCE SUMMARY

ALLMERICA SELECT REWARD (FAFLIC) CONTINUED

Average Annual Total Returns as of 6/30/03

The average annual total returns for the Allmerica Select Reward sub-accounts of FAFLIC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual portfolio reviews.

                                                                          Without Surrender Charge
                                                                                  and Contract Fee
                                                                                          10 Years
                                                           Sub-                 10 Years   or Life
                                                 Fund   Account                  or Life   of Sub-
                                            Inception Inception       1      5   of Fund   Account       1
Sub-Accounts                                     Date      Date    Year  Years (if less) (if less)    Year
-----------------------------------------------------------------------------------------------------------

Janus Aspen Series (Service Shares)
Janus Aspen Growth Portfolio                  9/13/93   7/10/01  -4.51% -3.93%     5.78%   -15.53% -11.50%
Janus Aspen Growth and Income Portfolio        5/1/98   7/10/01  -6.68%  2.68%     3.63%   -11.16% -13.45%
Janus Aspen International Growth Portfolio     5/2/94   7/10/01 -11.52% -4.44%     6.65%   -15.12% -17.94%
Janus Aspen Mid Cap Growth Portfolio          9/13/93   7/10/01   1.82% -4.06%     6.58%   -15.65%  -5.54%

MFS Variable Insurance Trust (Service Class)
MFS Mid Cap Growth Series                      5/1/00    5/1/02   2.33%    N/A   -19.24%   -14.83%  -5.06%
MFS New Discovery Series                       5/1/98    5/1/02  -6.51%  3.30%     2.89%   -14.42% -13.27%
MFS Total Return Series                        1/3/95    5/1/02   1.75%  2.89%     9.02%    -2.09%  -5.60%
MFS Utilities Series                           1/3/95    5/1/02  14.88% -0.79%     9.18%     0.31%   6.58%

Oppenheimer Variable Account Funds (Service Shares)
Oppenheimer Capital Appreciation Fund/VA       4/3/85    5/1/02  -0.11% -0.33%     9.18%   -11.01%  -7.33%
Oppenheimer Global Securities Fund/VA        11/12/90    5/1/02  -8.04%  3.44%     9.08%   -12.88% -14.69%
Oppenheimer High Income Fund/VA               4/30/86    5/1/02  14.14%  0.09%     4.68%     6.50%   5.89%
Oppenheimer Main Street Fund/VA                7/5/95    5/1/02  -5.38% -5.44%     7.04%   -10.49% -12.22%
Oppenheimer Multiple Strategies Fund/VA        2/9/87    5/1/02   5.44%  2.03%     6.53%    -0.92%  -2.18%

Pioneer Variable Contracts Trust (Class II)
Pioneer Fund VCT Portfolio                   10/31/97   7/10/01  -6.61% -1.62%     1.53%    -9.80% -13.38%
Pioneer Real Estate Shares VCT Portfolio       3/1/95   7/10/01   0.50%  3.97%     9.14%     7.23%  -6.79%

Scudder Variable Series II
Scudder Technology Growth Portfolio            5/3/99   7/10/01   6.35%    N/A    -9.07%   -15.92%  -1.35%
SVS Dreman Financial Services Portfolio        5/4/98   7/10/01   0.07%  1.25%     1.04%    -1.25%  -7.18%

T. Rowe Price International Series, Inc.
T. Rowe Price International Stock Portfolio   3/31/94   7/10/01 -10.23% -6.80%     0.03%    -9.67% -16.83%

                                                  With Surrender Charge
                                                      and Contract Fee*
                                                              10 Years
                                                    10 Years   or Life
                                                     or Life   of Sub-
                                                 5   of Fund   Account
Sub-Accounts                                 Years (if less) (if less)
----------------------------------------------------------------------

Janus Aspen Series (Service Shares)
Janus Aspen Growth Portfolio                -6.04%     4.31%   -18.80%
Janus Aspen Growth and Income Portfolio      0.52%     1.73%   -14.51%
Janus Aspen International Growth Portfolio  -6.60%     5.36%   -18.32%
Janus Aspen Mid Cap Growth Portfolio        -5.94%     5.37%   -18.81%

MFS Variable Insurance Trust (Service Class)
MFS Mid Cap Growth Series                      N/A   -21.14%   -20.14%
MFS New Discovery Series                     1.94%     1.76%   -19.76%
MFS Total Return Series                      1.54%     8.92%    -8.20%
MFS Utilities Series                        -2.09%     9.09%    -5.95%

Oppenheimer Variable Account Funds (Service Shares)
Oppenheimer Capital Appreciation Fund/VA    -1.63%     9.18%   -16.56%
Oppenheimer Global Securities Fund/VA        2.09%     9.08%   -18.32%
Oppenheimer High Income Fund/VA             -1.22%     4.67%    -0.16%
Oppenheimer Main Street Fund/VA             -6.68%     6.77%   -16.08%
Oppenheimer Multiple Strategies Fund/VA      0.69%     6.53%    -7.10%

Pioneer Variable Contracts Trust (Class II)
Pioneer Fund VCT Portfolio                  -3.87%    -0.70%   -13.19%
Pioneer Real Estate Shares VCT Portfolio     1.19%     7.58%     3.20%

Scudder Variable Series II
Scudder Technology Growth Portfolio            N/A   -10.88%   -19.09%
SVS Dreman Financial Services Portfolio     -1.39%    -1.32%    -4.95%

T. Rowe Price International Series, Inc.
T. Rowe Price International Stock Portfolio -9.10%    -1.62%   -13.18%

*These returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, returns would be lower.

Returns in the columns designated as "Life of Fund", assume an investment in the underlying portfolios listed above on the date of inception of each fund. Returns in the columns designated as "Life of Sub-Account" assume an investment in the underlying portfolios listed above on the date of inception of each sub-account. All full surrenders or withdrawals in excess of the free amount may be subject to a surrender charge. The maximum contingent deferred sales charge is 8.5%.

Returns in this report are historical and are not indicative of future results. The return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                          PRODUCT PERFORMANCE SUMMARY

ALLMERICA SELECT ACCLAIM (AFLIAC)

Average Annual Total Returns as of 6/30/03

The average annual total returns for the Allmerica Select Acclaim sub-accounts of AFLIAC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual portfolio reviews.

                                                             Without Surrender Charge              With Surrender Charge
                                                                     and Contract Fee                  and Contract Fee*
                                                                             10 Years                           10 Years
                                              Sub-                 10 Years   or Life                 10 Years   or Life
                                    Fund   Account                  or Life   of Sub-                  or Life   of Sub-
                               Inception Inception       1      5   of Fund   Account       1      5   of Fund   Account
Sub-Accounts                        Date      Date    Year  Years (if less) (if less)    Year  Years (if less) (if less)
------------------------------------------------------------------------------------------------------------------------

Allmerica Investment Trust
AIT Core Equity Fund             4/29/85    5/1/02  -0.45% -4.18%     6.24%    -8.32%  -7.46% -5.04%     6.24%   -13.90%
AIT Equity Index Fund            9/28/90  11/20/00  -1.41% -3.14%     8.08%   -11.63%  -8.49% -4.11%     8.03%   -13.92%
AIT Government Bond Fund         8/26/91    5/1/02   7.01%  5.40%     4.71%     7.79%  -0.53%  4.57%     4.71%     1.22%
AIT Money Market Fund            4/29/85  11/20/00  -0.17%  2.73%     3.15%     1.35%  -7.34%  1.70%     3.06%    -1.26%
AIT Select Capital
  Appreciation Fund              4/28/95  11/20/00   3.22%  3.74%    10.03%    -3.12%  -4.11%  2.79%     9.97%    -5.56%
AIT Select Growth Fund           8/21/92  11/20/00  -3.92% -7.89%     4.81%   -19.64% -10.80% -8.82%     4.75%   -21.72%
AIT Select International
  Equity Fund                     5/2/94  11/20/00 -12.46% -5.81%     2.22%   -14.07% -18.76% -6.78%     2.13%   -16.33%
AIT Select Investment Grade
  Income Fund                    4/29/85  11/20/00   7.53%  5.08%     5.13%     7.20%  -0.23%  4.10%     5.03%     4.54%
AIT Select Value Opportunity
  Fund                           4/30/93  11/20/00  -1.04%  4.22%     9.33%     4.30%  -8.09%  3.26%     9.27%     1.67%

AIM Variable Insurance Funds
AIM V.I. Aggressive Growth
  Fund                            5/1/98  11/20/00  -7.36% -2.51%    -3.05%   -18.67% -13.96% -3.45%    -3.80%   -20.74%
AIM V.I. Blue Chip Fund         12/29/99  11/20/00  -2.52%    N/A   -15.46%   -17.80%  -9.44%    N/A   -16.86%   -19.87%
AIM V.I. Premier Equity Fund      5/5/93  11/20/00  -3.59% -4.84%     6.47%   -15.32% -10.45% -5.77%     6.42%   -17.47%
AIM V.I. Basic Value Fund
  (Series II Shares)             9/10/01    5/1/02  -4.12%    N/A    -6.97%   -12.87% -10.88%    N/A   -10.68%   -18.18%
AIM V.I. Capital Development
  Fund (Series II Shares)         5/1/98    5/1/02  -6.75%  0.92%    -0.10%   -13.61% -13.31%  0.01%    -0.79%   -18.86%

Alliance Variable Products Series Fund, Inc. (Class B)
AllianceBernstein Growth and
  Income Portfolio               1/14/91  11/20/00   2.06%  2.37%    10.56%    -3.40%  -5.34%  1.31%    10.49%    -5.98%
AllianceBernstein Premier
  Growth Portfolio               6/26/92  11/20/00  -4.86% -5.82%     8.17%   -18.39% -11.75% -6.83%     8.11%   -20.64%
AllianceBernstein Small Cap
  Value Portfolio                 5/1/01    5/1/02  -1.59%    N/A     6.42%    -6.35%  -8.52%    N/A     3.36%   -12.05%
AllianceBernstein Technology
  Portfolio                      1/11/96    5/1/02  -4.21% -3.55%     2.60%   -18.10% -10.96% -4.42%     2.37%   -23.08%
AllianceBernstein Value
  Portfolio                       5/1/01    5/1/02  -1.57%    N/A    -2.99%    -6.74%  -8.50%    N/A    -5.81%   -12.41%

Deutsche Asset Management VIT Funds
Scudder VIT EAFE Equity Index
  Fund                           8/22/97  11/20/00 -12.89% -8.08%    -5.71%   -16.40% -19.03% -8.94%    -6.34%   -18.42%
Scudder VIT Small Cap Index
  Fund                           8/22/97  11/20/00  -3.19% -0.72%     0.75%    -2.10% -10.02% -1.66%     0.08%    -4.47%

*These returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, returns would be lower.

Returns in the columns designated as "Life of Fund", assume an investment in the underlying portfolios listed above on the date of inception of each fund. Returns in the columns designated as "Life of Sub-Account" assume an investment in the underlying portfolios listed above on the date of inception of each sub-account. All full surrenders or withdrawals in excess of the free amount may be subject to a surrender charge. The maximum contingent deferred sales charge is 8.0%.

Returns in this report are historical and are not indicative of future results. The return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                          PRODUCT PERFORMANCE SUMMARY

ALLMERICA SELECT ACCLAIM (AFLIAC) CONTINUED

Average Annual Total Returns as of 6/30/03

The average annual total returns for the Allmerica Select Acclaim sub-accounts of AFLIAC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual portfolio reviews.

                                                             Without Surrender Charge              With Surrender Charge
                                                                     and Contract Fee                  and Contract Fee*
                                                                             10 Years                           10 Years
                                              Sub-                 10 Years   or Life                 10 Years   or Life
                                    Fund   Account                  or Life   of Sub-                  or Life   of Sub-
                               Inception Inception       1      5   of Fund   Account       1      5   of Fund   Account
Sub-Accounts                        Date      Date    Year  Years (if less) (if less)    Year  Years (if less) (if less)
------------------------------------------------------------------------------------------------------------------------

Eaton Vance Variable Trust
Eaton Vance VT Floating-Rate
  Income Fund                     5/1/01    5/1/01   0.19%    N/A    -0.01%    -0.01%  -6.89%    N/A    -2.94%    -2.94%
Eaton Vance VT Worldwide
  Health Sciences Fund            5/1/01    5/1/01  12.51%    N/A    -2.17%    -2.17%   4.55%    N/A    -5.06%    -5.06%

Fidelity Variable Insurance Products Fund
Fidelity VIP Contrafund
  Portfolio                       1/3/95  11/20/00  -1.46%  0.77%    10.94%    -6.06%  -8.46% -0.20%    10.89%    -8.41%
Fidelity VIP Equity-Income
  Portfolio                      10/9/86  11/20/00  -3.64% -1.26%     8.00%    -4.96% -10.62% -2.30%     7.27%    -7.50%
Fidelity VIP Growth & Income
  Portfolio                     12/31/96  11/20/00   7.20% -1.63%     4.78%    -7.43%  -0.38% -2.57%     4.36%    -9.72%
Fidelity VIP Growth Portfolio    10/9/86  11/20/00  -3.39% -2.90%     6.90%   -17.51% -10.29% -3.88%     6.83%   -19.70%
Fidelity VIP High Income
  Portfolio                      9/19/85  11/20/00  24.75% -5.44%     2.29%    -0.36%  16.65% -6.42%     2.21%    -2.90%
Fidelity VIP Mid Cap Portfolio  12/28/98  11/20/00  -2.14%    N/A    14.18%    -0.85%  -9.12%    N/A    13.41%    -3.35%
Fidelity VIP Value Strategies
  Portfolio                      2/20/02    5/1/02   2.25%    N/A    -3.98%    -8.49%  -4.95%    N/A    -9.02%   -14.05%

Franklin Templeton Variable Insurance Products Trust (Class 2)
FT VIP Franklin Large Cap
  Growth Securities Fund          5/1/96    5/1/02   0.80%  0.58%     5.82%    -7.34%  -6.30% -0.32%     5.62%   -12.97%
FT VIP Franklin Small Cap Fund   11/1/95  11/20/00  -3.64%  0.07%     6.16%   -15.68% -10.48% -0.89%     5.92%   -17.80%
FT VIP Franklin Small Cap
  Value Securities Fund           5/1/98    5/1/02  -7.89%  2.69%     0.79%   -11.83% -14.38%  1.77%     0.09%   -17.19%
FT VIP Mutual Shares
  Securities Fund                11/8/96  11/20/00  -0.34%  3.05%     6.20%     2.34%  -7.42%  2.07%     5.80%    -0.20%
FT VIP Templeton Foreign
  Securities Fund                 5/1/92    5/1/02 -12.99% -4.60%     5.83%   -14.01% -19.12% -5.46%     5.83%   -19.25%

INVESCO Variable Investment Funds, Inc.
INVESCO VIF Dynamics Fund        8/25/97  11/20/00   1.63% -5.03%    -1.23%   -22.43%  -5.55% -5.93%    -1.88%   -24.36%
INVESCO VIF Health Sciences
  Fund                           5/22/97  11/20/00   1.58%  2.55%     7.13%    -8.13%  -5.38%  1.60%     6.72%   -10.35%

Janus Aspen Series (Service Shares)
Janus Aspen Growth Portfolio     9/13/93  11/20/00  -4.31% -3.74%     5.98%   -20.09% -11.17% -4.70%     5.92%   -22.20%
Janus Aspen Growth and Income
  Portfolio                       5/1/98  11/20/00  -6.49%  2.88%     3.84%   -12.94% -13.11%  1.92%     3.11%   -15.10%
Janus Aspen International
  Growth Portfolio                5/2/94  11/20/00 -11.34% -4.28%     6.84%   -19.77% -17.63% -5.21%     6.79%   -21.80%
Janus Aspen Mid Cap Growth
  Portfolio                      9/13/93  11/20/00   2.03% -3.87%     6.79%   -26.04%  -5.19% -4.78%     6.75%   -27.90%

*These returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, returns would be lower.

Returns in the columns designated as "Life of Fund", assume an investment in the underlying portfolios listed above on the date of inception of each fund. Returns in the columns designated as "Life of Sub-Account" assume an investment in the underlying portfolios listed above on the date of inception of each sub-account. All full surrenders or withdrawals in excess of the free amount may be subject to a surrender charge. The maximum contingent deferred sales charge is 8.0%.

Returns in this report are historical and are not indicative of future results. The return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                          PRODUCT PERFORMANCE SUMMARY

ALLMERICA SELECT ACCLAIM (AFLIAC) CONTINUED

Average Annual Total Returns as of 6/30/03

The average annual total returns for the Allmerica Select Acclaim sub-accounts of AFLIAC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual portfolio reviews.

                                                             Without Surrender Charge              With Surrender Charge
                                                                     and Contract Fee                  and Contract Fee*
                                                                             10 Years                           10 Years
                                              Sub-                 10 Years   or Life                 10 Years   or Life
                                    Fund   Account                  or Life   of Sub-                  or Life   of Sub-
                               Inception Inception       1      5   of Fund   Account       1      5   of Fund   Account
Sub-Accounts                        Date      Date    Year  Years (if less) (if less)    Year  Years (if less) (if less)
------------------------------------------------------------------------------------------------------------------------

MFS Variable Insurance Trust (Service Class)
MFS Mid Cap Growth Series         5/1/00    5/1/02   2.53%    N/A   -19.08%   -14.66%  -4.69%    N/A   -20.46%   -19.85%
MFS New Discovery Series          5/1/98    5/1/02  -6.32%  3.50%     3.09%   -14.25% -12.92%  2.61%     2.40%   -19.46%
MFS Total Return Series           1/3/95    5/1/02   1.96%  3.10%     9.23%    -1.89%  -5.23%  2.19%     9.23%    -7.86%
MFS Utilities Series              1/3/95    5/1/02  15.11% -0.59%     9.39%     0.51%   7.11% -1.48%     9.39%    -5.60%

Oppenheimer Variable Account Funds (Service Shares)
Oppenheimer Capital
  Appreciation Fund/VA            4/3/85    5/1/02   0.10% -0.13%     9.39%   -10.82%  -6.95% -1.03%     9.39%   -16.24%
Oppenheimer Global Securities
  Fund/VA                       11/12/90    5/1/02  -7.85%  3.65%     9.29%   -12.70% -14.34%  2.76%     9.29%   -18.01%
Oppenheimer High Income
  Fund/VA                        4/30/86    5/1/02  14.38%  0.29%     4.88%     6.71%   6.37% -0.61%     4.88%     0.22%
Oppenheimer Main Street
  Fund/VA                         7/5/95    5/1/02  -5.19% -5.25%     7.25%   -10.31% -11.87% -6.10%     7.10%   -15.77%
Oppenheimer Multiple
  Strategies Fund/VA              2/9/87    5/1/02   5.65%  2.23%     6.74%    -0.72%  -1.79%  1.31%     6.74%    -6.76%

Pioneer Variable Contracts Trust (Class II)
Pioneer Fund VCT Portfolio      10/31/97    5/1/01  -6.42% -1.42%     1.73%   -11.83% -13.05% -3.44%    -0.34%   -14.44%
Pioneer Real Estate Shares
  VCT Portfolio                   3/1/95    5/1/01   0.71%  4.18%     9.36%     9.16%  -6.41%  3.31%     9.35%     6.15%

Scudder Variable Series II
Scudder Technology Growth
  Portfolio                       5/3/99  11/20/00   6.57%    N/A    -8.89%   -27.44%  -0.97%    N/A    -9.93%   -29.28%
SVS Dreman Financial Services
  Portfolio                       5/4/98  11/20/00   0.27%  1.45%     1.24%     2.03%  -6.82%  0.48%     0.48%    -0.46%

T. Rowe Price International Series, Inc.
T. Rowe Price International
  Stock Portfolio                3/31/94  11/20/00 -10.04% -6.62%     0.22%   -14.42% -16.53% -7.59%     0.11%   -16.70%

*These returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, returns would be lower.

Returns in the columns designated as "Life of Fund", assume an investment in the underlying portfolios listed above on the date of inception of each fund. Returns in the columns designated as "Life of Sub-Account" assume an investment in the underlying portfolios listed above on the date of inception of each sub-account. All full surrenders or withdrawals in excess of the free amount may be subject to a surrender charge. The maximum contingent deferred sales charge is 8.0%.

Returns in this report are historical and are not indicative of future results. The return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

To be preceded or accompanied by the current Allmerica Select Product prospectus. Read it carefully before investing.

If you would like to request additional copies of this report, please contact either your Allmerica Select representative or call 1-800-366-1492.

    Allmerica Select Variable Products are issued by Allmerica Financial Life
     Insurance and Annuity Company (First Allmerica Financial Life Insurance Company in NY) and offered by VeraVest Investments, Inc., member NASD/SIPC.





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                                   AllmericA
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                        THE ALLMERICA FINANCIAL COMPANIES
                        ---------------------------------
The Hanover Insurance Company . Allmerica Financial Alliance Insurance Company .
  Allmerica Financial Benefit Insurance Company . Citizens Insurance Company of America . Citizens Management Inc. . AMGRO, Inc. . Financial Profiles, Inc.
     VeraVest Investments, Inc. . VeraVest Investment Advisors, Inc. . Opus Investment Management, Inc. . Allmerica Trust Company, N.A. . First Allmerica
   Financial Life Insurance Company . Allmerica Financial Life Insurance and
                     Annuity Company (all states except NY)

AS-686 (6/03)